Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.3%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/27	1,300	1,517
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/28	840	979
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	1,980	2,274
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	4.000%	9/1/32	555	617
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/36	795	974
Alabama Federal Aid Highway Finance Authority Fund/Grant Revenue	5.000%	9/1/26	230	289
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	1,250	1,468
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	6/1/37	165	206
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN	5.000%	9/1/21	195	200
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	312
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	178
Alabama GO	5.000%	8/1/27	190	237
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	419
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,250	4,119
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	5,000	6,524
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,500	8,703
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	5,000	6,842
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/22	100	105
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	830	907
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	455	530
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,430	3,993
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,645	1,912
Auburn University College & University Revenue	5.000%	6/1/28	385	474
Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Birmingham Water Works Board Water Revenue	5.000%	1/1/43	1,890	2,291
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,559
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,645
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	613
Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	306
Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	305
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/36	250	293
				57,139
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	199
Anchorage AK Electric Power & Light Revenue	5.000%	12/1/24	2,770	3,266
				3,465
Arizona (1.1%)
Arizona COP	5.000%	10/1/21	6,000	6,196
Arizona COP	5.000%	10/1/28	4,000	5,285
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	1,270	1,296
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	270	275
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	326
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	250	291
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,161
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,187
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,728
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,220
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,040	1,061
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	150	153
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	631
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	3,100
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	609
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,956
Arizona Lottery Revenue	5.000%	7/1/26	755	941
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,892
Arizona School Facilities Board COP	5.000%	9/1/23	1,155	1,297
Arizona State University (Arizona State Univeristy Projects) COP	5.000%	9/1/23	1,515	1,700
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	417
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,176
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	313
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	592
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,512

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	585	680
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	335	389
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	525	592
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	525	616
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	5	6
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	895
IDA of the City of Phoenix College & University Revenue	5.000%	6/1/42	10	10
Maricopa County AZ COP	5.000%	7/1/21	1,000	1,020
Maricopa County AZ COP	5.000%	7/1/22	1,750	1,871
Maricopa County Community College District GO	5.000%	7/1/21	225	230
Maricopa County Community College District GO	5.000%	7/1/23	100	111
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,306
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	720
Phoenix AZ GO	4.000%	7/1/21	1,455	1,479
Phoenix AZ GO	4.000%	7/1/22	460	485
Phoenix AZ GO	4.000%	7/1/24	2,005	2,262
Phoenix AZ GO	4.000%	7/1/25	2,100	2,365
Phoenix AZ GO	5.000%	7/1/26	650	814
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	828
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	982
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,126
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,638
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,445
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,797
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.750%	7/1/44	160	180
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	40	47
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,725	3,927
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	1,500	1,727
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,330	1,541
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	262
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	2,835	3,163
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	250	290
Pinal County Electric District No. 3 Electric Power & Light Revenue, Prere.	5.250%	7/1/21	125	128
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	630	689
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	255	291
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	2,575	2,679
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	411
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,715	2,883
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,950
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,225	2,635
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	24
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,626
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,846
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	17,875
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	285	373
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,335
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,269
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,347
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	165
					133,421
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/21	375	382
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,337
	Springdale School District No. 50 GO	4.000%	6/1/33	395	411
					2,130
California (15.6%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,300	2,761
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,265	2,713
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	375	445
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	598
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	395	439
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,461
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	341
[3]	Alvord Unified School District GO	0.000%	8/1/41	220	126
[3]	Alvord Unified School District GO	0.000%	8/1/43	590	339
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,890	1,951
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,505	1,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,250	1,290
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	375	387
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,069
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,772
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,368
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,190
	Bakersfield CA Wastewater Sewer Revenue	5.000%	9/15/21	500	515
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,185
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,123
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,183
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,611
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,159
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,147
[1]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,356
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	365	416
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,300	2,756
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,686
	Bay Area Toll Authority Highway Revenue PUT	2.000%	3/1/21	250	250
	Bay Area Toll Authority Highway Revenue PUT	2.100%	10/1/21	500	507
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	106
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	111
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	271
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	50	56
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,010	5,777
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	1,845	2,167
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	83
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	903
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	1,825	1,847
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	160	170
	California Department of Water Resources Water Revenue	5.000%	12/1/22	225	245
	California Department of Water Resources Water Revenue	5.000%	12/1/26	135	159
	California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,400
	California Department of Water Resources Water Revenue	5.000%	12/1/33	210	262
	California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,394
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,948
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	6,212
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	450	529
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,646
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	9,850	16,049
California GO	5.000%	8/1/21	235	241
California GO	5.000%	9/1/21	245	252
California GO	5.000%	9/1/21	1,010	1,039
California GO	5.000%	10/1/21	160	165
California GO	5.000%	12/1/21	265	276
California GO	5.000%	2/1/22	675	708
California GO	5.000%	4/1/22	10,000	10,571
California GO	5.000%	8/1/22	170	182
California GO	5.000%	9/1/22	200	215
California GO	5.000%	9/1/22	500	539
California GO	5.000%	10/1/22	110	119
California GO	5.250%	10/1/22	255	277
California GO	5.000%	11/1/22	2,260	2,453
California GO	5.000%	11/1/22	250	271
California GO	5.000%	12/1/22	175	191
California GO	5.000%	2/1/23	1,415	1,484
California GO	5.000%	2/1/23	250	274
California GO	5.000%	3/1/23	2,700	2,973
California GO	5.000%	4/1/23	1,835	2,028
California GO	5.000%	8/1/23	200	224
California GO	5.000%	8/1/23	675	757
California GO	5.000%	8/1/23	125	140
California GO	5.000%	9/1/23	200	215
California GO	5.000%	9/1/23	1,100	1,238
California GO	5.000%	9/1/23	1,405	1,581
California GO	5.000%	9/1/23	75	84
California GO	5.250%	9/1/23	100	103
California GO	5.000%	10/1/23	360	406
California GO	5.000%	10/1/23	2,075	2,343
California GO	5.250%	10/1/23	600	621
California GO	5.000%	11/1/23	160	181
California GO	5.000%	11/1/23	150	170
California GO	5.000%	12/1/23	295	335
California GO	5.000%	12/1/23	375	426
California GO	5.000%	2/1/24	200	219
California GO	4.000%	3/1/24	175	196
California GO	5.000%	3/1/24	1,635	1,878
California GO	5.000%	4/1/24	100	115
California GO	5.000%	5/1/24	325	376
California GO	5.000%	8/1/24	5,165	6,035
California GO	5.000%	8/1/24	725	847
California GO	5.000%	8/1/24	250	292
California GO	5.000%	8/1/24	2,000	2,337
California GO	5.000%	9/1/24	1,010	1,184
California GO	5.250%	9/1/24	25	26
California GO	5.000%	10/1/24	100	118
California GO	5.000%	10/1/24	110	129
California GO	5.000%	10/1/24	7,175	8,439
California GO	5.000%	10/1/24	100	118
California GO	5.000%	12/1/24	1,250	1,421
California GO	5.000%	12/1/24	4,855	5,520
California GO	5.500%	2/1/25	115	139
California GO	5.000%	3/1/25	4,045	4,832
California GO	5.000%	4/1/25	150	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/25	2,260	2,743
	California GO	5.000%	8/1/25	630	765
	California GO	5.000%	9/1/25	895	1,090
	California GO	5.000%	9/1/25	400	487
	California GO	5.000%	9/1/25	215	262
	California GO	5.000%	10/1/25	615	723
	California GO	5.000%	10/1/25	735	865
	California GO	5.000%	10/1/25	250	305
	California GO	5.000%	11/1/25	250	306
	California GO	3.000%	3/1/26	2,875	3,275
	California GO	4.000%	3/1/26	5,070	6,031
	California GO	5.000%	3/1/26	9,065	10,826
	California GO	5.000%	3/1/26	980	1,170
	California GO	5.000%	4/1/26	2,000	2,487
	California GO	4.000%	8/1/26	400	481
	California GO	5.000%	8/1/26	100	126
	California GO	5.000%	8/1/26	7,405	9,304
	California GO	5.000%	8/1/26	900	1,069
	California GO	5.000%	8/1/26	1,800	2,181
	California GO	5.000%	8/1/26	3,550	4,460
	California GO	5.000%	8/1/26	100	126
	California GO	5.000%	9/1/26	1,825	2,299
	California GO	5.000%	9/1/26	275	334
	California GO	5.000%	9/1/26	60	76
	California GO	5.000%	10/1/26	100	110
	California GO	5.000%	10/1/26	455	534
	California GO	5.000%	10/1/26	1,000	1,263
	California GO	5.000%	10/1/26	100	117
	California GO	5.000%	11/1/26	2,020	2,558
[5]	California GO	5.000%	2/1/27	830	1,059
	California GO	5.000%	2/1/27	275	301
	California GO	5.000%	3/1/27	1,640	1,955
	California GO	5.000%	3/1/27	2,115	2,521
	California GO	5.000%	4/1/27	3,325	4,262
	California GO	5.000%	8/1/27	510	638
	California GO	5.000%	8/1/27	3,245	4,061
	California GO	5.000%	8/1/27	330	399
	California GO	5.000%	8/1/27	150	178
	California GO	5.000%	8/1/27	6,060	7,842
	California GO	4.000%	9/1/27	100	106
	California GO	5.000%	9/1/27	325	365
	California GO	5.000%	9/1/27	3,130	3,927
	California GO	5.000%	9/1/27	1,175	1,474
	California GO	5.000%	10/1/27	100	110
	California GO	5.000%	10/1/27	170	199
	California GO	5.000%	11/1/27	500	565
	California GO	5.000%	11/1/27	1,565	2,039
	California GO	5.000%	11/1/27	3,500	4,561
	California GO	3.000%	3/1/28	4,370	5,132
	California GO	5.000%	3/1/28	500	596
	California GO	5.000%	4/1/28	12,500	16,453
	California GO	5.000%	8/1/28	2,370	2,963
	California GO	5.000%	8/1/28	2,340	2,926
	California GO	5.000%	8/1/28	5,175	6,672
	California GO	5.000%	8/1/28	330	399
	California GO	5.000%	8/1/28	425	548
	California GO	5.000%	8/1/28	7,020	9,321
	California GO	4.000%	9/1/28	125	132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/28	200	239
California GO	5.000%	9/1/28	1,050	1,178
California GO	5.000%	9/1/28	1,550	1,943
California GO	5.000%	9/1/28	425	515
California GO	5.000%	10/1/28	1,000	1,171
California GO	5.000%	10/1/28	930	1,089
California GO	5.000%	11/1/28	5,000	6,681
California GO	5.000%	11/1/28	12,125	16,202
California GO	5.000%	11/1/28	6,600	8,819
California GO	5.000%	8/1/29	125	156
California GO	5.000%	8/1/29	190	245
California GO	5.000%	8/1/29	655	790
California GO	5.000%	8/1/29	100	125
California GO	5.000%	8/1/29	130	154
California GO	3.000%	9/1/29	105	116
California GO	5.000%	9/1/29	550	689
California GO	5.000%	10/1/29	250	292
California GO	5.000%	10/1/29	10,060	13,722
California GO	5.250%	10/1/29	2,645	2,735
California GO	5.000%	11/1/29	12,760	17,436
California GO	5.000%	11/1/29	6,900	9,428
California GO	5.000%	12/1/29	100	113
California GO	5.000%	3/1/30	160	190
California GO	5.000%	8/1/30	6,990	8,980
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,150	1,388
California GO	5.000%	8/1/30	1,600	2,055
California GO	5.000%	8/1/30	4,200	5,533
California GO	5.000%	9/1/30	1,460	1,501
California GO	5.000%	9/1/30	2,200	2,753
California GO	5.000%	9/1/30	1,495	1,871
California GO	5.000%	9/1/30	200	242
California GO	5.250%	9/1/30	250	282
California GO	5.000%	10/1/30	340	397
California GO	5.000%	10/1/30	7,950	10,806
California GO	5.000%	11/1/30	720	812
California GO	5.000%	11/1/30	2,500	3,485
California GO	5.000%	12/1/30	950	1,074
California GO	5.000%	2/1/31	50	55
California GO	5.000%	4/1/31	1,475	2,065
California GO	5.000%	5/1/31	2,220	2,555
California GO	4.000%	8/1/31	1,000	1,182
California GO	5.000%	8/1/31	965	1,121
California GO	5.000%	8/1/31	4,815	5,696
California GO	3.250%	9/1/31	115	127
California GO	4.000%	9/1/31	255	302
California GO	5.000%	9/1/31	2,200	2,746
California GO	5.000%	9/1/31	200	206
California GO	5.000%	9/1/31	510	571
California GO	5.000%	10/1/31	340	397
California GO	5.000%	11/1/31	145	163
California GO	5.000%	11/1/31	400	516
California GO	5.000%	11/1/31	500	645
California GO	5.000%	2/1/32	180	197
California GO	5.000%	4/1/32	7,605	10,846
California GO	5.000%	5/1/32	50	57
California GO	5.000%	8/1/32	2,340	2,715
California GO	5.000%	8/1/32	250	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California GO	5.250%	8/1/32	11,000	15,824
	California GO	5.000%	9/1/32	685	852
	California GO	5.000%	9/1/32	3,260	3,928
	California GO	5.000%	9/1/32	700	871
	California GO	4.625%	10/1/32	385	396
	California GO	5.250%	10/1/32	255	264
	California GO	5.000%	11/1/32	1,475	1,661
	California GO	5.000%	11/1/32	1,285	1,652
	California GO	5.000%	2/1/33	510	557
	California GO	5.000%	3/1/33	130	154
	California GO	5.000%	3/1/33	5,000	6,752
	California GO	5.000%	4/1/33	6,500	7,442
	California GO	5.000%	8/1/33	5,000	6,196
	California GO	5.000%	8/1/33	1,300	1,507
	California GO	5.000%	8/1/33	375	442
	California GO	5.000%	8/1/33	325	390
	California GO	5.000%	8/1/33	2,285	2,913
	California GO	3.000%	9/1/33	1,170	1,286
	California GO	3.375%	9/1/33	210	231
	California GO	4.000%	9/1/33	500	589
	California GO	4.000%	9/1/33	575	678
	California GO	5.000%	9/1/33	1,000	1,118
	California GO	5.000%	9/1/33	1,000	1,242
	California GO	5.000%	10/1/33	2,430	2,835
	California GO	5.000%	10/1/33	2,720	3,111
	California GO	5.000%	11/1/33	150	206
	California GO	5.000%	3/1/34	5,520	7,415
	California GO	4.000%	8/1/34	275	312
	California GO	5.000%	8/1/34	1,730	2,073
	California GO	4.000%	9/1/34	355	418
	California GO	4.000%	9/1/34	250	294
	California GO	5.000%	9/1/34	1,225	1,520
	California GO	5.000%	9/1/34	775	931
	California GO	5.000%	9/1/34	3,000	3,723
	California GO	4.000%	10/1/34	4,205	5,211
	California GO	5.000%	11/1/34	10,000	13,650
	California GO	5.000%	3/1/35	19,270	25,823
	California GO	4.250%	4/1/35	300	314
	California GO	5.000%	4/1/35	4,135	4,724
	California GO	5.250%	4/1/35	300	318
	California GO	5.000%	8/1/35	965	1,193
	California GO	5.000%	8/1/35	725	839
	California GO	4.000%	9/1/35	2,495	2,929
	California GO	5.000%	9/1/35	2,000	2,478
	California GO	5.000%	9/1/35	1,715	2,125
	California GO	5.000%	10/1/35	1,250	1,527
	California GO	4.000%	11/1/35	4,405	5,316
	California GO	4.000%	11/1/35	100	126
	California GO	5.000%	11/1/35	1,155	1,476
	California GO	3.750%	12/1/35	70	75
	California GO	4.000%	3/1/36	16,670	20,680
	California GO	5.000%	8/1/36	8,565	11,101
	California GO	4.000%	9/1/36	2,165	2,536
	California GO	4.000%	9/1/36	250	293
	California GO	5.000%	9/1/36	145	156
	California GO	5.000%	9/1/36	500	619
	California GO	5.000%	11/1/36	6,600	8,610
	California GO	5.000%	4/1/37	625	686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/37	14,555	16,600
	California GO	5.000%	8/1/37	5,595	6,889
	California GO	4.000%	9/1/37	365	386
	California GO	4.000%	9/1/37	250	292
	California GO	5.000%	10/1/37	110	128
	California GO	5.000%	11/1/37	18,435	23,989
	California GO	5.000%	11/1/37	2,035	2,588
	California GO	5.000%	2/1/38	755	823
	California GO	5.000%	2/1/38	1,605	1,681
	California GO	5.000%	4/1/38	5,480	7,154
	California GO	5.000%	4/1/38	150	171
	California GO	5.000%	10/1/39	2,005	2,330
	California GO	5.000%	10/1/39	5,485	6,653
	California GO	4.000%	11/1/40	2,225	2,758
	California GO	5.000%	9/1/41	1,025	1,053
	California GO	5.000%	10/1/41	3,725	3,842
	California GO	4.000%	11/1/41	700	806
	California GO	4.375%	4/1/42	100	104
	California GO	5.000%	4/1/42	400	422
	California GO	5.000%	9/1/42	3,355	3,600
	California GO	5.000%	2/1/43	535	582
	California GO	5.000%	4/1/43	2,285	2,501
	California GO	4.875%	11/1/43	265	295
	California GO	5.000%	11/1/43	1,800	2,016
	California GO	4.500%	12/1/43	405	448
	California GO	5.000%	3/1/45	3,600	4,222
	California GO	3.250%	4/1/45	5,000	5,578
	California GO	5.000%	8/1/45	1,150	1,368
	California GO	5.000%	9/1/45	2,550	3,103
	California GO	4.000%	11/1/45	8,350	9,575
	California GO	3.000%	3/1/46	12,480	13,787
	California GO	4.000%	3/1/46	3,000	3,618
	California GO	5.000%	8/1/46	2,605	3,159
	California GO	3.000%	9/1/46	360	384
	California GO	5.000%	9/1/46	500	608
	California GO	5.000%	10/1/47	6,885	8,254
	California GO	5.000%	11/1/47	16,600	20,764
	California GO	3.000%	10/1/49	1,250	1,365
	California GO	4.000%	11/1/50	8,000	9,142
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	400	449
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	139
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/26	3,025	3,825
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,200	1,598
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,671
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,040
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	2,000	2,295
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	20
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,633
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	75	77
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	280	339
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,841
California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,338
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	755	764
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/21	465	478
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	400	432
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	795	918
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,683
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	100	122
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	372
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	405
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	252
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	120
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	261
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	545	636
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	120
California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	168
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,938
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	280
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	645
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	1,018
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	261
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/21	1,850	1,865
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	117
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	125
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	340
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/29	125	132
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	35	36
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	245	285
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	650	755
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	905	954
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	276
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	735	825
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	6,200	7,172
[2]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	53
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	213
	California State University College & University Revenue	5.000%	11/1/26	170	208
	California State University College & University Revenue	5.000%	11/1/29	905	1,062
	California State University College & University Revenue	5.000%	11/1/30	100	123
	California State University College & University Revenue	5.000%	11/1/31	150	175
	California State University College & University Revenue	5.000%	11/1/31	510	618
	California State University College & University Revenue	5.000%	11/1/32	2,100	2,452
	California State University College & University Revenue	5.000%	11/1/32	1,355	1,640
	California State University College & University Revenue	4.000%	11/1/34	125	146
	California State University College & University Revenue	5.000%	11/1/34	650	757
	California State University College & University Revenue	5.000%	11/1/34	105	132
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,435
	California State University College & University Revenue	5.000%	11/1/35	375	469
	California State University College & University Revenue	5.000%	11/1/36	1,025	1,278
	California State University College & University Revenue	4.000%	11/1/37	375	435
	California State University College & University Revenue	5.000%	11/1/37	180	216
	California State University College & University Revenue	5.000%	11/1/37	110	137
	California State University College & University Revenue	4.000%	11/1/38	2,360	2,730
	California State University College & University Revenue	5.000%	11/1/38	1,285	1,539
	California State University College & University Revenue	5.000%	11/1/39	10,415	12,070
	California State University College & University Revenue	5.000%	11/1/41	1,185	1,434
	California State University College & University Revenue	5.000%	11/1/42	10,210	12,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,577
	California State University College & University Revenue	5.000%	11/1/43	325	416
	California State University College & University Revenue	5.000%	11/1/44	4,000	4,624
	California State University College & University Revenue	5.000%	11/1/45	7,530	9,051
	California State University College & University Revenue	5.000%	11/1/47	115	141
	California State University College & University Revenue	5.000%	11/1/48	2,500	3,179
	California State University College & University Revenue	5.000%	11/1/49	4,275	5,504
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	1,959
	California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,207
	California State University College & University Revenue, Prere.	4.000%	11/1/22	500	534
	California State University College & University Revenue, Prere.	5.000%	11/1/22	1,590	1,727
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	6,099
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	4,000	4,366
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	119
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	112
[3]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	336
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,165
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,000	1,154
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,047
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,000	11,682
	Chino Valley Unified School District GO	5.000%	8/1/55	750	978
	Clovis Unified School District GO	4.000%	8/1/40	150	168
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	137
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,393
[3]	Colton Joint Unified School District GO	0.000%	8/1/42	990	557
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	202
[3]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	425
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,397
	Cypress School District GO	0.000%	8/1/40	250	149
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,659
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	320
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	178
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	134
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,890	2,349
[3]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	178
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,609
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	157
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	173
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	346
[2,6]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,321
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	1,250	1,416
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	8,438
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	3,040
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	16,157
	Foster City CA GO	2.250%	8/1/50	1,000	1,005
	Fremont Union High School District GO	4.000%	8/1/40	725	806
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,593
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	513
	Fresno Unified School District GO	4.000%	8/1/41	500	577
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	665	729
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	125	140
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,750	3,810
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	588
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,707
[1]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,848
[3]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,368
	Kern Community College District GO	3.000%	8/1/46	2,440	2,634
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	529
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	107
	Long Beach Unified School District GO	0.000%	8/1/32	100	70
	Long Beach Unified School District GO	4.000%	8/1/45	350	397
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	213
	Los Angeles CA Community College District GO	5.000%	8/1/23	40	45
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	123
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,162
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,702
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,256
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	369
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	100	113
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	170	199
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	175	205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,145	1,339
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	570	666
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	285	333
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	1,058
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	433
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	738
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	208
Los Angeles CA Unified School District GO	5.000%	7/1/22	75	80
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/23	180	201
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,129
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,360	1,582
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,943
Los Angeles CA Unified School District GO	5.000%	7/1/24	150	174
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	233
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,300	2,675
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,055	1,276
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	677
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,162
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	175
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,035	2,545
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	3,127
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,984
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	318
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	117
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,856
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,612
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	443
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,822
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,106
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	764
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	306
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,917
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,492
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,845
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,694
Los Angeles CA Unified School District GO	4.000%	7/1/39	11,575	14,172
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,000	3,520
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,505
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,201
Los Angeles CA Unified School District GO	3.000%	7/1/45	1,100	1,190
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	339
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,062
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,559
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	9,027
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	292
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	100	111
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	10,025	13,296
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,000	2,776
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,420
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,885	3,985
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,348
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	3,174
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,055	2,809
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,570
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,660	3,623
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	2,490	3,118
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,248
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,354
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	248
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,383
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	7,121
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,475	3,091
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,800	3,497
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,586
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/21	900	918
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,570	1,777
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,600	7,577
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,102
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	6,529
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,582
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	594
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	428
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	447
[7]	Los Angeles Department of Airports	5.000%	5/15/45	750	998
[7]	Los Angeles Department of Airports	5.000%	5/15/48	1,000	1,326

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,388
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	168
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,645
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,884
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	370	459
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,400	3,222
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	7,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,235
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	251
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	116
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	153
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	273
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,331
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,809
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	147
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	7,049
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,175
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,934
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,778
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	300	346
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,195
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	293
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,678
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,765
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	317
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,951
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,202
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,433
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	555	635
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,965
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	3,024
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	9,057
	Los Angeles Department of Water Revenue	4.000%	7/1/29	1,030	1,320
	Los Angeles Department of Water Revenue	5.000%	7/1/35	1,350	1,440
	Los Angeles Department of Water Revenue	5.000%	7/1/36	500	533
	Los Angeles Department of Water Revenue	5.000%	7/1/36	5,000	6,466
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,300	1,495
	Los Angeles Department of Water Revenue	5.000%	7/1/40	3,000	4,024
	Los Angeles Department of Water Revenue	5.000%	7/1/41	155	185
	Los Angeles Department of Water Revenue	5.000%	7/1/41	3,000	4,011
	Los Angeles Department of Water Revenue	5.000%	7/1/43	180	192
	Los Angeles Department of Water Revenue	5.000%	7/1/43	1,725	1,838
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,600	6,644
	Los Angeles Department of Water Revenue	4.000%	7/1/47	400	454
	Los Angeles Department of Water Revenue	5.000%	7/1/47	5,500	7,249
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	85	104
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	721
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	187
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,282
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	292
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	1,013
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,056
	Los Angeles Unified School District GO	5.000%	7/1/28	85	105
[3]	Mendocino-Lake Community College District GO, Prere.	0.000%	8/1/21	310	31
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	210
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,438
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,309
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	6,375	8,645
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	267
	Mount San Antonio Community College District GO	4.000%	8/1/49	2,500	2,978
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	168
[8]	New Haven Unified School District GO	0.000%	8/1/33	325	260
[8]	New Haven Unified School District GO	0.000%	8/1/34	495	385
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	242
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	306
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	438
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.250%	3/1/34	5,960	5,981
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	500	603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	333
	Oak Grove School District GO, Prere.	0.000%	6/1/21	265	62
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,133
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	145
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	692
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	255
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,227
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,062
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	116
	Pasadena Unified School District GO	5.000%	8/1/26	10	13
	Peralta Community College District GO	4.000%	8/1/39	350	390
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	235
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	425
	Poway Unified School District GO	0.000%	8/1/32	130	109
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,755
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,665
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,030	1,347
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	379
	Riverside County Public Financing Authority Lease (Abatement) Revenue	4.125%	11/1/40	30	33
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,423
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,370
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	565	633
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	633
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	478
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	750
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,964
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	605
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,284
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	188
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	150	150
[3]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	7,053
	San Bernardino Community College District GO	4.000%	8/1/49	7,000	8,142
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,084
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	728
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	25	30
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	115	147
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,025	2,199
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	183
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,829
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,570
	San Diego CA Unified School District GO	5.000%	7/1/22	27,000	28,869
	San Diego CA Unified School District GO	5.000%	7/1/26	150	181
	San Diego CA Unified School District GO	5.000%	7/1/28	100	121
	San Diego CA Unified School District GO	4.000%	7/1/29	100	118
	San Diego CA Unified School District GO	0.000%	7/1/31	170	149
	San Diego CA Unified School District GO	4.000%	7/1/32	500	587
	San Diego CA Unified School District GO	4.000%	7/1/33	250	293
	San Diego CA Unified School District GO	0.000%	7/1/35	295	185
	San Diego CA Unified School District GO	0.000%	7/1/35	575	457
	San Diego CA Unified School District GO	5.000%	7/1/35	1,115	1,239
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,277
	San Diego CA Unified School District GO	0.000%	7/1/36	340	263
	San Diego CA Unified School District GO	0.000%	7/1/36	895	692
	San Diego CA Unified School District GO	0.000%	7/1/37	375	282
	San Diego CA Unified School District GO	0.000%	7/1/38	170	125
	San Diego CA Unified School District GO	0.000%	7/1/39	100	71
	San Diego CA Unified School District GO	5.000%	7/1/40	950	1,134
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,753
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	2,016
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	750
	San Diego CA Unified School District GO	0.000%	7/1/45	575	342
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,950
	San Diego CA Unified School District GO	4.000%	7/1/45	425	479
	San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,819
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	3,359
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	11,444
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	9,758
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,411
	San Diego CA Unified School District GO	0.000%	7/1/49	735	390
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,479
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	238
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,479
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	293
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,392
	San Diego Community College District GO	5.000%	8/1/27	80	101
	San Diego Community College District GO	5.000%	8/1/31	1,195	1,489
	San Diego Community College District GO	4.000%	8/1/41	225	259
	San Diego Community College District GO, Prere.	5.000%	8/1/23	910	1,021
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	350	430
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	136
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,708
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	25	28
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,000	1,218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	3,002
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	9,700	11,651
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	370
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,558
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	529
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	659
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	5,000	5,527
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	245	260
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	474
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	117
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	250
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	264
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	601
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,631
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	4,019
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	3,000	3,254
San Francisco CA City & County COP	5.000%	4/1/28	500	603
San Francisco CA City & County COP	4.000%	4/1/45	405	427
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,663
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	411
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	116
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	144
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	10,000	13,225
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,218
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	250	262
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	106
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	796
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	7,241
San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/22	250	271
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/21	100	101
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	275	318
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,030	1,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	923
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	250	253
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	668
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	141
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,973
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	5,055
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,144
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	142
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	4/1/23	275	286
	San Francisco Community College District GO	4.000%	6/15/45	550	663
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,971
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	145
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,893
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,825	4,259
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,116
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,412
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	127
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	203
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	115
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	95
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	795
	San Marcos Unified School District GO	0.000%	8/1/32	150	125
	San Marcos Unified School District GO	0.000%	8/1/51	100	47
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,337
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,351
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,435
	San Mateo Union High School District GO	4.000%	9/1/34	800	937
	San Mateo Union High School District GO, Prere.	5.000%	9/1/21	10	10
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	136
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	350
	Santa Clara County CA GO	3.250%	8/1/39	645	713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,282
	Santa Clarita Community College District GO	3.000%	8/1/49	2,580	2,772
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	187
	Southern California Public Power Authority Electric Power & Light Revenue	4.000%	7/1/21	50	51
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	75	87
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,919
	Southwestern Community College District GO	0.000%	8/1/46	320	159
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,882
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	137
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,491
[3]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	38
	University of California College & University Revenue	5.000%	5/15/21	150	152
	University of California College & University Revenue	5.000%	5/15/22	510	542
	University of California College & University Revenue	5.000%	5/15/22	500	531
	University of California College & University Revenue	5.000%	5/15/23	510	566
	University of California College & University Revenue	5.000%	5/15/25	95	101
	University of California College & University Revenue	5.000%	5/15/25	165	198
	University of California College & University Revenue	5.000%	5/15/27	110	132
	University of California College & University Revenue	5.000%	5/15/28	100	120
	University of California College & University Revenue	4.000%	5/15/29	100	105
	University of California College & University Revenue	5.000%	5/15/29	775	858
	University of California College & University Revenue	5.000%	5/15/29	670	802
	University of California College & University Revenue	4.000%	5/15/32	12,420	13,436
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,780
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,194
	University of California College & University Revenue	5.000%	5/15/33	700	774
	University of California College & University Revenue	5.000%	5/15/33	1,650	2,145
	University of California College & University Revenue	5.000%	5/15/35	205	251
	University of California College & University Revenue	4.000%	5/15/36	525	604
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,920
	University of California College & University Revenue	5.000%	5/15/36	100	123
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,777
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/38	800	882
	University of California College & University Revenue	5.000%	5/15/38	2,445	3,286
	University of California College & University Revenue	5.000%	5/15/39	355	391
	University of California College & University Revenue	5.000%	5/15/40	950	1,123
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,342
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,333
	University of California College & University Revenue	5.000%	5/15/42	7,175	8,923
	University of California College & University Revenue	5.000%	5/15/42	710	751
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,329
	University of California College & University Revenue	5.000%	5/15/43	11,310	14,364
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,771
	University of California College & University Revenue	5.000%	5/15/46	5,610	6,753
	University of California College & University Revenue	4.000%	5/15/47	560	645
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,414
	University of California College & University Revenue	5.000%	5/15/47	2,780	3,438
	University of California College & University Revenue	5.000%	5/15/47	475	589
	University of California College & University Revenue	5.250%	5/15/47	4,080	5,135
	University of California College & University Revenue	4.000%	5/15/48	7,405	8,631
	University of California College & University Revenue	5.000%	5/15/48	2,930	3,689
	University of California College & University Revenue	2.500%	5/15/50	3,000	3,077
	University of California College & University Revenue	5.000%	5/15/52	10,000	12,316
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,553
	University of California College & University Revenue PUT	5.000%	5/15/23	1,030	1,144
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	122
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,445
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	577
	Upland Unified School District GO	0.000%	8/1/50	100	46
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	123
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	955	1,037
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	223
[2]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	783
	West Contra Costa Unified School District GO	5.125%	8/1/45	1,200	1,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westside Union School District GO	0.000%	8/1/40	355	213
	Westside Union School District GO	0.000%	8/1/45	265	137
	William S Hart Union High School District GO	0.000%	8/1/33	750	607
[3]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	794
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	275	301
	Yosemite Community College District GO	5.000%	8/1/32	155	185
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,205
					1,859,420
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,195	1,489
	Adams & Weld Counties CO School District No 27J Brighton GO	5.000%	12/1/40	8,675	10,362
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	371
	Adams County CO COP	4.000%	12/1/45	280	308
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,754
	Aurora CO Water Revenue	5.000%	8/1/46	890	1,067
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,229
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,141
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	208
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	83
	City & County of Denver CO GO	5.000%	8/1/28	25,015	33,302
	Colorado COP	5.000%	12/15/30	1,040	1,368
	Colorado COP	5.000%	12/15/31	2,260	3,125
	Colorado COP	5.000%	3/15/32	55	68
	Colorado COP	4.000%	12/15/34	55	69
	Colorado COP	4.000%	12/15/35	5,460	6,811
	Colorado COP	3.000%	12/15/36	5,000	5,679
	Colorado COP	4.000%	12/15/36	3,200	3,814
	Colorado COP	4.000%	12/15/37	75	93
	Colorado COP	4.000%	12/15/38	205	252
	Colorado COP	5.250%	3/15/42	945	1,170
	Colorado COP, Prere.	5.000%	3/15/21	450	453
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	900
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	492
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,821
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	1,000	1,126
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	600	833
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	749
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	555	766
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	625	862
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	700	961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	687
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	685
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	682
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	681
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	56
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	2,170	2,648
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,159
	Denver City & County School District No. 1 COP	5.000%	12/1/34	4,225	4,241
	Denver City & County School District No. 1 COP	5.000%	12/1/36	5,775	5,797
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,940	2,279
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,148
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	5,538
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	230
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	16
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	300	327
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/22	205	223
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,601
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	290	353
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	116
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	5,070
	Denver CO City & County GO	5.000%	8/1/27	3,200	4,151
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,258
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,846
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,761
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,402
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,338
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,721
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	515	608
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	3,150	3,538
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	82
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,798
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	680
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	173
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	176
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,536
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	386
[2]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,187
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	114
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,000	1,325
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,505
	Regional Transportation District COP	5.000%	6/1/39	9,190	10,036
	Regional Transportation District COP	4.000%	6/1/40	415	456
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,702
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	194
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	194
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	91
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/26	50	54
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	4,980	5,385
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	50	64
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,260	2,442
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,445	3,235
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	400	432
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	75	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	902
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,457
	Regional Transportation District Sales Tax Sales Tax Revenue	5.000%	11/1/34	25	31
	University of Colorado College & University Revenue	4.000%	6/1/36	250	295
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,532
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	139
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	191
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	13,024
					209,991
Connecticut (1.6%)
	Connecticut GO	5.000%	4/15/21	1,800	1,818
	Connecticut GO	5.000%	5/15/21	310	314
	Connecticut GO	5.000%	5/15/21	1,000	1,014
	Connecticut GO	5.000%	10/15/21	645	667
	Connecticut GO	5.000%	11/1/21	1,025	1,062
	Connecticut GO	3.000%	4/15/22	125	129
	Connecticut GO	5.000%	5/15/22	1,000	1,014
	Connecticut GO	5.000%	6/1/22	1,265	1,347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	6/15/22	3,250	3,466
Connecticut GO	5.000%	10/15/22	170	184
Connecticut GO	5.000%	10/15/22	180	195
Connecticut GO	5.000%	11/15/22	135	147
Connecticut GO	5.000%	3/15/23	2,000	2,200
Connecticut GO	5.000%	5/15/23	760	770
Connecticut GO	5.000%	6/1/23	355	377
Connecticut GO	5.000%	10/15/23	650	733
Connecticut GO	5.000%	11/15/23	630	713
Connecticut GO	5.000%	3/15/24	410	470
Connecticut GO	5.000%	5/15/24	100	115
Connecticut GO	5.000%	6/1/24	1,325	1,408
Connecticut GO	5.000%	8/15/24	1,050	1,175
Connecticut GO	5.000%	10/15/24	120	135
Connecticut GO	5.000%	11/1/24	105	109
Connecticut GO	5.000%	5/15/25	390	466
Connecticut GO	5.000%	6/15/25	820	984
Connecticut GO	5.000%	10/15/25	5,160	6,266
Connecticut GO	5.000%	10/15/25	155	175
Connecticut GO	5.000%	11/15/25	650	792
Connecticut GO	5.000%	5/15/26	980	1,213
Connecticut GO	5.000%	6/15/26	1,660	1,988
Connecticut GO	5.000%	10/15/26	725	909
Connecticut GO	5.000%	10/15/26	2,425	2,725
Connecticut GO	5.000%	11/15/26	1,150	1,396
Connecticut GO	5.000%	1/15/27	2,145	2,702
Connecticut GO	5.000%	4/15/27	2,705	3,431
Connecticut GO	5.000%	5/15/27	520	642
Connecticut GO	5.000%	6/15/27	850	1,015
Connecticut GO	5.000%	8/15/27	500	622
Connecticut GO	5.000%	10/15/27	220	247
Connecticut GO	5.000%	11/1/27	1,500	1,551
Connecticut GO	5.000%	11/15/27	1,895	2,292
Connecticut GO	5.000%	4/15/28	1,000	1,301
Connecticut GO	4.000%	9/15/28	265	279
Connecticut GO	5.000%	11/15/28	470	567
Connecticut GO	5.000%	4/15/29	300	376
Connecticut GO	5.000%	6/15/29	1,300	1,547
Connecticut GO	4.000%	1/15/31	7,000	8,959
Connecticut GO	5.000%	9/15/31	160	172
Connecticut GO	5.000%	11/1/31	170	175
Connecticut GO	3.000%	1/15/32	7,500	8,650
Connecticut GO	5.000%	4/15/32	150	186
Connecticut GO	5.000%	11/15/32	125	150
Connecticut GO	3.000%	1/15/33	1,210	1,384
Connecticut GO	5.000%	4/15/33	100	124
Connecticut GO	5.000%	10/15/33	2,800	3,431
Connecticut GO	4.000%	6/15/34	3,000	3,368
Connecticut GO	5.000%	10/15/34	100	122
Connecticut GO	5.000%	11/15/34	1,000	1,195
Connecticut GO	4.000%	6/1/36	1,250	1,531
Connecticut GO	4.000%	1/15/38	250	301
Connecticut GO	4.000%	6/1/39	1,740	2,104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	225	231
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	183
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	1,300	1,453
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,430	1,624
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	240	280
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,560	1,818
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	332
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,635
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	255	307
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,165
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,813
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	5,299
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	180	216
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	598
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,095	1,368
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,000	1,261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,335	1,600
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,150	5,963
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,142
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,652
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	383
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	715	888
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	429
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,195	4,251
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	173
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,589
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	195
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,895	2,252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	191
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	251
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	486
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	280	332
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,729
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,528
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	118
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	8,131
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	589
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	131
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	976
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	648
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,300	11,291
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,769
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	5,000	5,045
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	535
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,846
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,192
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,927
				193,202
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,525	2,821
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,507
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,670
	New Castle County DE GO	5.000%	10/1/45	1,875	2,236
	University of Delaware College & University Revenue	5.000%	11/1/40	500	758
	University of Delaware College & University Revenue	5.000%	11/1/41	755	1,153
	University of Delaware College & University Revenue	5.000%	11/1/42	750	1,154
	University of Delaware College & University Revenue	5.000%	11/1/43	485	752
	University of Delaware College & University Revenue	5.000%	11/1/44	465	725
	University of Delaware College & University Revenue	5.000%	11/1/45	500	785
					15,673
District of Columbia (1.5%)
	District of Columbia College & University Revenue	5.000%	4/1/30	460	562
	District of Columbia College & University Revenue	5.000%	4/1/34	270	325
	District of Columbia GO	5.000%	6/1/22	110	117
	District of Columbia GO	5.000%	6/1/23	875	974
	District of Columbia GO	5.000%	6/1/24	155	172
	District of Columbia GO	5.000%	10/15/29	50	67
	District of Columbia GO	5.000%	6/1/30	1,085	1,250
	District of Columbia GO	5.000%	10/15/30	75	101
	District of Columbia GO	5.000%	6/1/31	8,840	10,167
	District of Columbia GO	5.000%	6/1/33	7,060	8,105
	District of Columbia GO	4.000%	6/1/34	1,030	1,215
	District of Columbia GO	5.000%	6/1/34	2,400	3,015
	District of Columbia GO	4.000%	6/1/36	555	652
	District of Columbia GO	5.000%	6/1/36	405	478
	District of Columbia GO	5.000%	6/1/36	3,000	3,756
	District of Columbia GO	4.000%	6/1/37	835	978
	District of Columbia GO	5.000%	6/1/38	865	986
	District of Columbia GO	4.000%	6/1/41	170	193
	District of Columbia GO	5.000%	6/1/41	1,205	1,460
	District of Columbia GO	5.000%	6/1/41	3,240	3,988
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,513
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,785
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,750	2,987
	District of Columbia Income Tax Revenue	5.000%	10/1/28	9,010	12,030
	District of Columbia Income Tax Revenue	5.000%	3/1/29	4,900	6,606
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,460	2,077
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,596
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,260	1,671
	District of Columbia Income Tax Revenue	5.000%	12/1/36	1,765	1,832
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	6,115
	District of Columbia Income Tax Revenue	5.000%	3/1/39	5,000	6,638
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,284
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	125
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	865	900
[3]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	710	775
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,005	4,789
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	121
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,127
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,952
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,298
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,020	1,251
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	6,960	7,857
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	305	255
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,490
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	961
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	400	263
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	54
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	636
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	405	513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,136
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	3,051
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	18,636
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,034
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,521
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	1,610	1,807
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	17,175	17,863
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	60	80
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	4,077
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	4,046
					179,573
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	508
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,850
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	487
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	567
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,851
	Broward County FL School District COP	5.000%	7/1/23	2,840	3,160
	Broward County FL School District COP	5.000%	7/1/23	250	278
	Broward County FL School District COP	5.000%	7/1/24	125	145
	Broward County FL School District COP	5.000%	7/1/25	300	359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,466
	Broward County FL School District COP	5.000%	7/1/27	10	13
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,912
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	503
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,439
[3]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	710	733
[3]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	1,100	1,136
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,480	1,835
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,130	1,313
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,760
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	372
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	341
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	572
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	160
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	794
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,035	1,181
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,015	1,157
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,713
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,271
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,128
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,200	2,682
	Florida Department of Management Services COP	5.000%	11/1/27	1,665	2,152
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,483
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/41	1,000	1,018
	Florida GO	5.000%	6/1/21	2,495	2,536
	Florida GO	5.000%	6/1/22	1,400	1,492
	Florida GO	5.000%	6/1/22	3,695	3,937
	Florida GO	5.000%	6/1/23	1,360	1,515
	Florida GO	5.000%	6/1/23	150	167
	Florida GO	5.000%	6/1/24	145	154
	Florida GO	5.000%	6/1/25	265	269
	Florida GO	5.000%	6/1/25	300	319
[7]	Florida GO	5.000%	6/1/25	26,060	31,339
	Florida GO	5.000%	7/1/28	6,795	9,003
	Florida GO	4.000%	7/1/30	730	905
	Florida GO	4.000%	7/1/43	1,225	1,441
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	636

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	5,076
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	3,750	3,948
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,368
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,238
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	4,075
Florida Lottery Revenue	5.000%	7/1/21	325	332
Florida Lottery Revenue	5.000%	7/1/24	1,210	1,410
Florida Lottery Revenue	5.000%	7/1/25	1,910	2,312
Florida Lottery Revenue	5.000%	7/1/26	1,085	1,361
Florida Lottery Revenue	5.000%	7/1/28	1,435	1,909
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	351
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	550	644
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	280
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	780	966
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	195	240
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,567
Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	401
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	50
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	612
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,125	5,848
Hillsborough County Aviation Authority Revenue Port, Airport & Marina Revenue	5.000%	10/1/48	10	12
Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	448
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,513
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	907
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	647
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	595
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	400
Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,457
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,324
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,596
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	360	394
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,835
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,260
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,566
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	416
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	675
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	486
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,555	1,833
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	4,120
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,210
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,193
[3]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	303
[3]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	264
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,478
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	115
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	110	125
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	250	268
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	795	894
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	204
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,570	2,946
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	375	430
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	115
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,435	1,641
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	986
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,486
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	293
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	10,209
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	295	359
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	710	872
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,335	1,620
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	890	1,018
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	1,705	2,026
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	19
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	4,326
	Miami-Dade County FL GO	5.000%	7/1/33	5,000	6,154
	Miami-Dade County FL GO	4.000%	7/1/35	110	123
	Miami-Dade County FL GO	5.000%	7/1/37	1,300	1,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Miami-Dade County FL Hotel Occupancy Tax Revenue , Prere.	5.000%	10/1/22	170	184
[8]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	1,045
[8]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	910	426
[8]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	834
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	620	761
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	15,302
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	700	857
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	310	152
	Miami-Dade County FL Special Obligation Revenue, Prere.	4.000%	10/1/22	55	59
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,785	5,174
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	220	238
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	1,450	1,568
[3]	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	35	38
[1]	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	25	27
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,730
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	200
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	839
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,480	2,651
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	130
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,085	1,223
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	605	735
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	1,240	1,504
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	100	120
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,087
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	5,046
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	2,160
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,334
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	4,025
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,025	5,961
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,979
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,516
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	109
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,518
	Miami-Dade County School Board COP	5.000%	2/1/25	220	260
	Miami-Dade County School Board COP	5.000%	2/1/26	1,770	2,161
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,555
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,581
	Miami-Dade County School Board COP	5.625%	5/1/31	90	91
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,262
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,840
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	8,460	9,396
[3]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	297
	Mid-Bay Bridge Authority Highway Revenue, Prere.	7.250%	10/1/21	8,000	8,380
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	435
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,472
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,425
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,170	1,358
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	405
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	237
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	35	37
	Orange County School Board COP	5.000%	8/1/30	100	119
	Orange County School Board COP	5.000%	8/1/31	1,485	1,770
	Orange County School Board COP	5.000%	8/1/33	1,285	1,574
	Orange County School Board COP	5.000%	8/1/34	1,035	1,261
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	357
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,302
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	232
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	655
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,221
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	497
[3]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	490	523
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	425	470
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	56
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	743
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/21	215	214
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	248
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	677
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	182
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	800
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,376
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	606
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	373
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	216
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	300	368
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	602
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,254
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	365
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,916
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	1,065
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	447
	Palm Beach County School District COP	5.000%	8/1/26	1,105	1,380
	Palm Beach County School District COP	5.000%	8/1/27	450	579
	Palm Beach County School District COP	5.000%	8/1/27	460	553
	Palm Beach County School District COP	5.000%	8/1/28	100	132
	Palm Beach County School District COP	5.000%	8/1/31	120	143
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/24	145	150
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/31	785	810
	Palm Beach County Solid Waste Authority Resource Recovery Revenue, Prere.	5.000%	10/1/21	5	5
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,869
[1]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,319
	Port St. Lucie FL	3.250%	7/1/45	105	113
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,742
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	990
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,150	1,369
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,500	1,829
	School District of Broward County COP	5.000%	7/1/30	10	13
	South Florida Water Management District COP	5.000%	10/1/33	375	452
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,159
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,685
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	791
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	310
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	5,000	6,170
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,884
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,205	3,850
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	3,865	4,129
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	210	224
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,153
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	598
					399,387
Georgia (2.2%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,736
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	6,035
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	2,013
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	334
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,171
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	192
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,314
[3]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	150	190
[2]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	638
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	322
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	256
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	1,825	2,662
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	6,355	7,507
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	4,050	5,042
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,724
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	312
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	740	888
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,557
	DeKalb County School District GO	4.000%	10/1/21	4,045	4,149
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/41	2,425	2,706
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	2,500	2,744
	Georgia GO	5.000%	7/1/21	1,300	1,326
	Georgia GO	5.000%	7/1/21	3,320	3,388
	Georgia GO	5.000%	10/1/21	250	258
	Georgia GO	5.000%	2/1/22	125	131
	Georgia GO	5.000%	7/1/22	1,000	1,069
	Georgia GO	4.000%	10/1/22	4,945	5,266
	Georgia GO	4.500%	11/1/22	210	217
	Georgia GO	5.000%	1/1/23	1,000	1,093
	Georgia GO	5.000%	7/1/23	2,000	2,235
	Georgia GO	4.000%	10/1/23	100	106
	Georgia GO	5.000%	12/1/23	200	228
	Georgia GO	5.000%	2/1/24	5,000	5,728
	Georgia GO	4.000%	1/1/25	1,145	1,316
	Georgia GO	5.000%	1/1/25	375	410
	Georgia GO	5.000%	1/1/25	3,960	4,707
	Georgia GO	5.000%	2/1/25	2,350	2,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/25	1,290	1,476
	Georgia GO	5.000%	8/1/25	100	122
	Georgia GO	5.000%	2/1/26	1,185	1,468
	Georgia GO	5.000%	7/1/26	150	188
	Georgia GO	5.000%	8/1/26	1,025	1,290
	Georgia GO	5.000%	2/1/27	5,065	6,241
	Georgia GO	5.000%	2/1/27	2,000	2,285
	Georgia GO	5.000%	2/1/27	875	1,119
	Georgia GO	5.000%	7/1/27	240	256
	Georgia GO	5.000%	7/1/27	1,990	2,575
	Georgia GO	5.000%	7/1/27	1,950	2,523
	Georgia GO	5.000%	2/1/28	190	233
	Georgia GO	5.000%	2/1/28	2,330	2,961
	Georgia GO	5.000%	2/1/28	10	12
	Georgia GO	5.000%	7/1/28	170	215
	Georgia GO	5.000%	2/1/29	445	545
	Georgia GO	5.000%	7/1/30	5,645	7,641
	Georgia GO	5.000%	7/1/30	2,055	2,620
	Georgia GO	5.000%	7/1/32	1,465	1,912
	Georgia GO	5.000%	8/1/32	7,000	9,677
	Georgia GO	4.000%	7/1/34	3,325	4,060
[2]	Georgia Local Government COP	4.750%	6/1/28	15	17
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,660
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,717
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	696
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	761
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	785	952
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,153
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	15,400	17,425
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,792
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,208
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,126
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,202
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,596
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,625
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,945	4,827
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,218
	Georgia State Road & Tollway Authority Fund/Grant Revenue	5.000%	6/1/29	4,000	5,374
	Georgia State Road & Tollway Authority Fund/Grant Revenue	5.000%	6/1/30	3,765	5,169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia State Road & Tollway Authority Fund/Grant Revenue	5.000%	6/1/31	2,550	3,484
Georgia State Road & Tollway Authority Fund/Grant Revenue	5.000%	6/1/32	2,000	2,718
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,425	1,448
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,510	1,985
Gwinnett County School District GO	5.000%	8/1/21	1,680	1,721
Gwinnett County School District GO	5.000%	8/1/22	1,150	1,234
Gwinnett County School District GO	5.000%	2/1/31	1,050	1,265
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,255
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	3,975	5,418
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,248
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,030	2,459
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,600
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	170	209
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,426
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	122
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	10,000	11,760
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	2,850	3,112
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	106
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	2,032
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	9,336
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,840
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,279
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/44	575	630
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,250	1,507
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,683
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	227
				261,814
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,403
Hawaii (0.4%)
Hawaii GO	5.000%	8/1/21	3,040	3,115
Hawaii GO	5.000%	11/1/21	160	166
Hawaii GO	5.000%	12/1/21	100	104
Hawaii GO	5.000%	11/1/22	50	54
Hawaii GO	5.000%	8/1/23	1,035	1,159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	5.000%	10/1/23	930	1,049
Hawaii GO	5.000%	10/1/23	2,090	2,357
Hawaii GO	5.000%	8/1/24	265	309
Hawaii GO	5.000%	8/1/24	1,005	1,125
Hawaii GO	5.000%	10/1/24	685	805
Hawaii GO	5.000%	8/1/25	695	810
Hawaii GO	5.000%	8/1/25	865	1,008
Hawaii GO	5.000%	10/1/26	1,405	1,704
Hawaii GO	5.000%	4/1/27	1,050	1,296
Hawaii GO	5.000%	10/1/27	1,380	1,729
Hawaii GO	4.000%	4/1/28	175	205
Hawaii GO	5.000%	8/1/28	80	93
Hawaii GO	5.000%	8/1/28	2,000	2,230
Hawaii GO	5.000%	10/1/28	320	400
Hawaii GO	4.000%	4/1/29	1,750	2,037
Hawaii GO	5.000%	8/1/29	770	891
Hawaii GO	5.000%	8/1/30	3,360	3,884
Hawaii GO	5.000%	8/1/30	45	50
Hawaii GO	5.000%	10/1/30	1,110	1,417
Hawaii GO	4.000%	5/1/32	500	589
Hawaii GO	4.000%	1/1/34	2,675	3,182
Hawaii GO	4.000%	10/1/34	2,510	2,862
Hawaii GO	3.000%	4/1/36	165	176
Hawaii GO, Prere.	5.000%	12/1/21	90	94
Hawaii GO, Prere.	5.000%	12/1/21	135	140
Hawaii GO, Prere.	5.000%	12/1/21	125	130
Hawaii GO, Prere.	5.000%	12/1/21	65	68
Hawaii GO, Prere.	5.000%	12/1/21	260	271
Hawaii GO, Prere.	5.000%	12/1/21	195	203
Hawaii GO, Prere.	5.000%	12/1/21	100	104
Hawaii GO, Prere.	5.000%	12/1/21	490	510
Hawaii GO, Prere.	5.000%	12/1/21	460	478
Hawaii GO, Prere.	5.000%	8/1/23	40	45
Hawaii GO, Prere.	5.000%	8/1/23	80	90
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	570
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	326
Honolulu Hi City & County (Honolulu Rail Transit Program) GO	5.000%	3/1/31	270	367
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,075	1,371
Honolulu HI City & County GO	5.000%	7/1/21	1,370	1,398
Honolulu HI City & County GO	5.000%	10/1/21	960	991
Honolulu HI City & County GO	4.000%	7/1/22	800	844
Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,122
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,232
Honolulu HI City & County GO	5.000%	10/1/37	750	894
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	508
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	723
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.250%	7/1/21	250	255
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	198
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,485	1,790
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
					51,962
Idaho (0.0%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,000	1,232
Illinois (4.3%)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	123
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	123
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	797
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,374
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,177
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	3,197
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,289
	Chicago IL GO	5.000%	1/1/24	765	849
	Chicago IL GO	5.000%	1/1/25	3,360	3,847
	Chicago IL GO	5.000%	1/1/26	610	716
	Chicago IL GO	5.250%	1/1/28	690	788
	Chicago IL GO	5.625%	1/1/30	1,225	1,485
	Chicago IL GO	5.000%	1/1/31	270	332
	Chicago IL GO	5.500%	1/1/31	840	956
	Chicago IL GO	5.625%	1/1/31	200	242
	Chicago IL GO	5.500%	1/1/33	510	577
	Chicago IL GO	5.750%	1/1/33	515	622
	Chicago IL GO	5.000%	1/1/34	115	125
	Chicago IL GO	5.500%	1/1/34	310	350
	Chicago IL GO	5.500%	1/1/34	75	85
	Chicago IL GO	5.000%	1/1/35	700	758
	Chicago IL GO	5.000%	1/1/38	1,100	1,240
	Chicago IL GO	6.000%	1/1/38	8,910	10,838
	Chicago IL GO	5.000%	1/1/39	5,000	5,926
	Chicago IL GO	5.500%	1/1/39	335	378
	Chicago IL GO	5.000%	1/1/40	2,905	2,910
	Chicago IL GO	5.000%	1/1/44	6,060	7,099
	Chicago IL GO	5.500%	1/1/49	1,000	1,206
	Chicago IL GO, ETM	5.000%	1/1/22	85	89
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
	Chicago IL Sales Tax Revenue, Prere.	5.250%	1/1/22	1,615	1,691
[2]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	330	298
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	172
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	3,069
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	585
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,033
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	118
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	250	297
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,634
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	605	678

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	81
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	60	68
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	108
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	452
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	485	559
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	460	522
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	88
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	630	742
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	455	538
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	355	432
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	755	889
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,766
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	874
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	240
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	125	146
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,230	3,764
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	340	409
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	495	575
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	116
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	197
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	105	121
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	608
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	373
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	699
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	594
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	291
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	86
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	6,065
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	344
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	396
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	3,037
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,483
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	6,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,153
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	986
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,350
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	57
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,151
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,225	1,399
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,300	5,132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	11,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	10,000	12,305
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	115	120
[1]	Chicago Park District GO	4.000%	1/1/41	1,000	1,140
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	229
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	5,854
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	14,715	17,120
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	583
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	584
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,535	1,601
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	222
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	500	587
	Cook County IL GO	5.250%	11/15/22	360	361
	Cook County IL GO	5.000%	11/15/23	335	379
	Cook County IL GO	5.000%	11/15/24	430	465
	Cook County IL GO	5.250%	11/15/24	200	208
	Cook County IL GO	5.000%	11/15/25	295	319
	Cook County IL GO	5.250%	11/15/25	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/26	135	169
	Cook County IL GO	5.000%	11/15/28	85	85
	Cook County IL GO	5.250%	11/15/28	1,175	1,217
	Cook County IL GO	4.000%	11/15/29	215	227
	Cook County IL GO	5.000%	11/15/31	500	606
	Cook County IL GO	5.000%	11/15/31	330	444
	Cook County IL GO	5.000%	11/15/32	220	294
	Cook County IL GO	5.000%	11/15/33	210	279
	Cook County IL GO	5.250%	11/15/33	3,000	3,006
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	564
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	3,000	3,631
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	3,000	3,621
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,607
	Evanston IL GO	3.500%	12/1/38	645	726
[1]	Evanston IL GO	3.500%	12/1/39	755	854
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	5,581
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	90	92
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	50	51
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	156
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	715	733
	Illinois Finance Authority College & University Revenue, Prere.	6.125%	4/1/21	300	303
	Illinois GO	5.000%	2/1/21	5,000	5,000
	Illinois GO	5.000%	5/1/21	3,240	3,276
	Illinois GO	5.000%	7/1/21	220	224
	Illinois GO	5.000%	8/1/21	3,345	3,418
	Illinois GO	5.000%	10/1/21	2,375	2,444
	Illinois GO	5.000%	11/1/21	15,570	16,003
	Illinois GO	5.000%	12/1/21	600	622
	Illinois GO	5.000%	1/1/22	800	803
	Illinois GO	5.000%	2/1/22	1,300	1,356
	Illinois GO	5.000%	5/1/22	2,500	2,632
	Illinois GO	5.250%	5/1/22	3,830	4,044
	Illinois GO	4.000%	9/1/22	215	226
	Illinois GO	5.000%	2/1/23	95	103
	Illinois GO	5.000%	2/1/23	150	162
	Illinois GO	5.000%	5/1/23	200	218
	Illinois GO	5.000%	7/1/23	580	636
	Illinois GO	5.000%	10/1/23	1,200	1,328
	Illinois GO	5.000%	11/1/23	2,500	2,739
	Illinois GO	5.000%	12/1/23	2,000	2,225
	Illinois GO	5.000%	2/1/24	125	140
	Illinois GO	5.000%	2/1/24	345	386
	Illinois GO	5.500%	7/1/24	600	664
	Illinois GO	5.000%	11/1/24	5,660	6,376
	Illinois GO	5.000%	2/1/25	100	115
	Illinois GO	5.000%	3/1/25	390	407
	Illinois GO	5.500%	7/1/25	335	370
	Illinois GO	4.000%	8/1/25	580	604
	Illinois GO	5.000%	10/1/25	115	134
	Illinois GO	5.000%	11/1/25	9,160	10,580
	Illinois GO	5.000%	2/1/26	150	176
	Illinois GO	5.000%	5/1/26	5,000	5,910
	Illinois GO	5.500%	7/1/26	375	414
	Illinois GO	5.000%	11/1/26	5,000	5,897

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	1/1/27	640	747
Illinois GO	5.000%	2/1/27	150	166
Illinois GO	5.000%	5/1/27	350	390
Illinois GO	5.000%	6/1/27	250	294
Illinois GO	5.000%	10/1/27	1,650	2,006
Illinois GO	5.000%	11/1/27	13,000	15,610
Illinois GO	5.250%	7/1/28	50	55
Illinois GO	5.000%	9/1/28	210	259
Illinois GO	5.000%	10/1/28	8,500	10,515
Illinois GO	5.000%	11/1/28	8,555	10,210
Illinois GO	5.000%	2/1/29	215	255
Illinois GO	5.250%	2/1/29	2,500	2,767
Illinois GO	5.000%	5/1/29	125	138
Illinois GO	5.000%	10/1/29	4,100	5,013
Illinois GO	5.000%	11/1/29	15,325	18,174
Illinois GO	5.500%	5/1/30	1,000	1,298
Illinois GO	5.250%	12/1/30	160	193
Illinois GO	5.000%	10/1/31	2,000	2,515
Illinois GO	4.000%	6/1/32	80	87
Illinois GO	5.000%	10/1/33	3,465	4,151
Illinois GO	4.000%	12/1/33	3,425	3,803
Illinois GO	5.000%	1/1/34	665	683
Illinois GO	4.000%	6/1/35	120	130
Illinois GO	5.000%	12/1/35	1,500	1,758
Illinois GO	4.125%	10/1/36	2,000	2,297
Illinois GO	4.000%	10/1/37	2,500	2,833
Illinois GO	5.500%	7/1/38	1,125	1,215
Illinois GO	4.000%	10/1/38	1,000	1,130
Illinois GO	5.000%	5/1/39	2,000	2,344
Illinois GO	5.000%	5/1/39	555	602
Illinois GO	5.500%	5/1/39	4,500	5,652
Illinois GO	4.250%	12/1/40	785	868
Illinois GO	4.000%	10/1/42	3,065	3,422
Illinois GO	4.000%	11/1/43	2,000	2,207
Illinois GO	5.750%	5/1/45	3,485	4,393
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	105
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	442
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	249
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	357
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	166
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,185
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	285
Illinois Sales Tax Revenue	4.000%	6/15/21	350	351
Illinois Sales Tax Revenue	5.000%	6/15/21	830	842
Illinois Sales Tax Revenue	5.000%	6/15/22	840	884
Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,136
Illinois Sales Tax Revenue	5.000%	6/15/23	310	338
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,222
Illinois Sales Tax Revenue	5.000%	6/15/25	315	346
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,674
Illinois Sales Tax Revenue	5.000%	6/15/29	245	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	156
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,176
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	142
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,645	5,277
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,606
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	218
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,446
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	5,014
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,149
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	646
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,030	1,362
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	723
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	140
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	905
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	212
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,895	2,273
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,996
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,427
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,185
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,390	1,657
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,239
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,118
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	548
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	476
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,960	5,371
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,117
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	288
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	235	262
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,050	1,227
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,685	16,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,105	6,127
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,518
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	179
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	201
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	59
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	32
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	324
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	292
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,319
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	521
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	795	991
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,789
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	25	31
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	423
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	519
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	174
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,684
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,850
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	295	341
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	212
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	260
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,584
[5]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	165	224
[3]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/21	120	122
[2]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	208
[3]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	245
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,796
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,836
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	3,110
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	6,106
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	190	156
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	72
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	219
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,445
					511,168
Indiana (0.4%)
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	767
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	291
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,706
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,175	1,440
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	535	673
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	630	842
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	207
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	235	278
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	30
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	340	399
	Indiana Finance Authority Lease Revenue (State Revolving Fund Program), Prere.	5.000%	2/1/21	2,055	2,055
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	2,065	2,132
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/41	250	257
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,933
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,909
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,876
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	285	339
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	605	730
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	150	180
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	139
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	2,325	2,755
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,150	1,471
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,256
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,546
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	378
	Purdue University COP	5.000%	7/1/25	130	158
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,055	2,685
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,904
					42,336
Iowa (0.2%)
	Des Moines IA Stormwater Utility	3.250%	6/1/34	1,990	2,183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Finance Authority Water Revenue	5.000%	8/1/28	90	116
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,324
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,199
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,000	3,647
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,703
Iowa Special Obligation Revenue	5.000%	6/1/27	155	192
Iowa Special Obligation Revenue	5.000%	6/1/28	5,220	6,446
				20,810
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	1,200	1,234
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,730	4,366
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	195	228
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	310	376
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	515	624
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	1,860	2,249
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,535	1,786
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	755	907
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	285
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,638
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,612
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,778
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,198
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,860	2,175
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/29	1,200	1,432
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	97
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	442
Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	883
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	575
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	105
Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,846
				28,836
Kentucky (0.4%)
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	395	443
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,555	5,001
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,333
[2]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	890
[2]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	145
[2]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	310	353
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,905
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,358
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	825	911
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	200	222
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/32	1,250	1,569
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	600	642
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	2,025
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	285	329
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,401
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	286
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	146
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	2,710	3,323
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	255	311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	923
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 84)	5.000%	8/1/21	7,000	7,164
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	905	1,094
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	125	148
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,478
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,295
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	643
					45,601
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	3,015
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,380	9,970
[3]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,565
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/21	1,200	1,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	3,400	3,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,546
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	498
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,414
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,182
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,380
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,631
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,350	2,699
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	4,500	5,528
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	11,197
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,874
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,142
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	2,210	2,683
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	164
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,266
	Louisiana GO	5.000%	8/1/25	50	58
	Louisiana GO	5.000%	8/1/27	620	773
	Louisiana GO	4.000%	2/1/33	5,020	5,541
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,183
	Louisiana GO, Prere.	5.000%	7/15/22	475	508
	Louisiana GO, Prere.	4.000%	5/15/23	610	663
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	143
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	8/1/24	2,380	2,385
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	457
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/41	6,440	6,522
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,281
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[3]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	138
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	908
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,686
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	795	971
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	130	154
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,919

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	23
				100,682
Maine (0.1%)
Maine GO	5.000%	6/1/21	500	508
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	5,871
				6,379
Maryland (2.3%)
Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	660	673
Baltimore MD Water Revenue	5.000%	7/1/44	200	228
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	810	924
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	68
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	106
Howard County MD GO	5.000%	2/15/27	870	1,112
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	1,000	1,023
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	130	140
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,400
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	4,210
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,080	1,215
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,242
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	652
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,005	1,178
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	166
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,000	2,596
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	575	652
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	149
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,160	9,253
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	807
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,252
Maryland GO	5.000%	3/1/21	125	125
Maryland GO	4.500%	8/1/21	435	445
Maryland GO	5.000%	8/1/21	150	154
Maryland GO	5.000%	8/1/21	7,495	7,678
Maryland GO	5.000%	3/1/22	1,000	1,053
Maryland GO	5.000%	6/1/22	840	895
Maryland GO	5.000%	8/1/22	4,945	5,307
Maryland GO	5.000%	8/1/22	2,420	2,597
Maryland GO	5.000%	8/1/22	1,240	1,331
Maryland GO	5.000%	3/1/23	240	264
Maryland GO	5.000%	6/1/23	505	562
Maryland GO	5.000%	8/1/23	2,285	2,562

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/23	175	196
Maryland GO	5.000%	8/1/23	1,825	2,047
Maryland GO	5.000%	3/15/24	1,500	1,727
Maryland GO	5.000%	6/1/24	220	255
Maryland GO	4.000%	8/1/24	1,855	2,103
Maryland GO	5.000%	8/1/24	245	286
Maryland GO	5.000%	8/1/24	5,290	6,183
Maryland GO	5.000%	8/1/24	1,045	1,221
Maryland GO	5.000%	3/15/25	1,750	2,094
Maryland GO	4.000%	6/1/25	4,355	4,907
Maryland GO	5.000%	8/1/25	5,000	6,069
Maryland GO	5.000%	3/15/26	1,405	1,744
Maryland GO	5.000%	6/1/26	1,410	1,635
Maryland GO	4.000%	8/1/26	1,000	1,096
Maryland GO	5.000%	3/15/27	2,745	3,514
Maryland GO	5.000%	3/15/27	1,600	2,048
Maryland GO	5.000%	3/15/27	1,935	2,477
Maryland GO	4.000%	6/1/27	1,055	1,185
Maryland GO	4.000%	8/1/27	960	1,049
Maryland GO	5.000%	8/1/27	735	951
Maryland GO	5.000%	8/1/27	3,200	4,141
Maryland GO	5.000%	8/1/27	12,000	15,530
Maryland GO	5.000%	3/15/28	1,165	1,483
Maryland GO	5.000%	3/15/28	7,840	10,320
Maryland GO	4.000%	6/1/28	2,120	2,374
Maryland GO	5.000%	8/1/28	1,425	1,895
Maryland GO	5.000%	8/1/28	18,605	24,736
Maryland GO	5.000%	8/1/28	5,300	7,047
Maryland GO	5.000%	8/1/28	5,000	6,648
Maryland GO	5.000%	3/15/29	100	127
Maryland GO	4.000%	8/1/29	1,120	1,219
Maryland GO	5.000%	8/1/29	1,680	2,288
Maryland GO	5.000%	8/1/29	2,005	2,731
Maryland GO	3.000%	3/1/30	200	209
Maryland GO	4.000%	3/15/30	650	780
Maryland GO	5.000%	3/15/31	2,190	2,923
Maryland GO	5.000%	8/1/31	1,235	1,664
Maryland GO	4.000%	8/1/32	6,645	8,185
Maryland GO, Prere.	3.000%	3/1/21	350	351
Maryland GO, Prere.	3.000%	3/1/21	295	296
Maryland GO, Prere.	5.000%	8/1/21	460	471
Maryland GO, Prere.	5.000%	8/1/21	100	102
Maryland GO, Prere.	5.000%	8/1/21	100	102
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,355
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,042
Maryland GO, Prere.	5.000%	3/1/22	250	263
Maryland GO, Prere.	5.000%	8/1/22	840	901
Maryland GO, Prere.	5.000%	8/1/22	350	376
Maryland GO, Prere.	5.000%	3/1/23	730	804
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,321
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,345
Maryland GO, Prere.	5.000%	8/1/23	330	370
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,000	8,553
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,232
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	14,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,293
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,181
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,261
	Montgomery County MD GO	5.000%	7/1/21	245	250
	Montgomery County MD GO	5.000%	11/1/24	100	118
	Montgomery County MD GO	5.000%	11/1/25	1,080	1,274
	Montgomery County MD GO	5.000%	10/1/26	6,500	8,213
	Montgomery County MD GO	5.000%	11/1/26	4,700	5,954
	Montgomery County MD GO	5.000%	10/1/27	3,020	3,929
	Montgomery County MD GO	5.000%	11/1/29	5,030	6,889
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	890
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	136
	Prince George's County MD GO	4.000%	7/15/30	5,170	6,418
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,851
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,246
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,236
					269,557
Massachusetts (4.4%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,299
	Belmont MA GO	5.000%	6/1/23	1,090	1,214
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,270
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	87
	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	77
[3]	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	77
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/21	590	608
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	2,037
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,383
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	812
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,229
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,705	2,903
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	372
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	546
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	181
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	589
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	861
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	531
	Commonwealth of Massachusetts GO	5.000%	8/1/23	340	381
	Commonwealth of Massachusetts GO	5.250%	8/1/23	975	1,100
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	402
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,840	6,801
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,580
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	8,121
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	354
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,653
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,085
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,170	2,627
	Commonwealth of Massachusetts GO	5.000%	7/1/25	345	418
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	419
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/25	665	818
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	287
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,720	2,102
	Commonwealth of Massachusetts GO	5.000%	1/1/26	150	185
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,845	2,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	125
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	125
	Commonwealth of Massachusetts GO	5.000%	10/1/26	585	739
	Commonwealth of Massachusetts GO	5.000%	1/1/27	70	89
	Commonwealth of Massachusetts GO	5.000%	7/1/27	885	1,142
	Commonwealth of Massachusetts GO	5.000%	7/1/27	10	12
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,075	1,387
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,295	4,252
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,000	9,193
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	26
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	118
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,325
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,335	7,182
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	629
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	117
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,500	1,657
	Commonwealth of Massachusetts GO	5.000%	7/1/30	525	629
[5]	Commonwealth of Massachusetts GO	5.500%	8/1/30	645	912
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	263
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,125	7,598
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,253
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	19,585
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,315
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,294
	Commonwealth of Massachusetts GO	5.000%	7/1/33	100	120
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	10,031
	Commonwealth of Massachusetts GO	5.000%	9/1/33	2,000	2,332
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,420	1,622
	Commonwealth of Massachusetts GO	5.000%	2/1/35	150	189
	Commonwealth of Massachusetts GO	5.000%	7/1/35	1,000	1,196
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	763
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	150
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,156
	Commonwealth of Massachusetts GO	5.000%	7/1/36	2,985	3,569
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	228
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	128
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,695
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	10,016
	Commonwealth of Massachusetts GO	5.000%	12/1/38	750	937
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,816
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,891
	Commonwealth of Massachusetts GO	4.000%	5/1/40	150	161
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	563
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,200	3,637
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	685
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,285
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,496
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,573
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	577
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	672
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	472
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,085
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,150
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,770
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,098
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,396
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,895	5,198
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	15,063
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	12,278
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	100	101
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	200	202
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	310	318
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	100	102
	Commonwealth of Massachusetts GO, Prere.	5.000%	10/1/21	150	155
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,648
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,593
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,051
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	481
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,585	1,694
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,160	1,240
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,276
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,000	1,077
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	326
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,085
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	222
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/22	1,065	1,115
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	119
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	132
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	322
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	175	211
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	185	231
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,126
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	1,018
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	339
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,541
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/21	2,745	2,804
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	165	200
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,070	6,140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,050	6,326
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,750	3,632
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	27
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	120	168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,185	7,279
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	244
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,000	1,127
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,428
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	13,135	13,925
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,555
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,789
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,800	4,784
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,795	11,014
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	945	1,105
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	332
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	175
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,227
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,155	4,003
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	8,204
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	613
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,187
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,370
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	925
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,150
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	2,030
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,800
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,140
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,060
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	418
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	573
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	955
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,967
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,528

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,909
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,591
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	308
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,240
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	185
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	206
Massachusetts Port Authority Port, Airport & Marina Revenue (Conrac Project), Prere.	5.125%	7/1/21	12,880	13,147
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	115	118
Massachusetts School Building Authority Sales Tax Revenue	5.000%	10/15/21	420	434
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,455	2,637
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,527
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,252
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,465	1,763
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,853
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,917
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,065	2,461
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	609
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,989
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,990	13,174
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	10,000	10,912
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,536
Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	10	10
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	1,330	1,376
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.250%	10/15/21	3,925	4,068
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,613
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,270	1,365
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,525	7,015
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	833
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	634
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	3,064
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	290	312
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,375	2,638
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,044
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,530
[3]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/21	875	899
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	45	55
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	320	398
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	115
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,689
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	255	295
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,675
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,755
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,279
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	500	573
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	10,085	12,337
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	1,000	1,024
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	120	123
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	75	77
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.250%	8/1/21	2,350	2,410
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	150
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	4,024
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	1,310	1,335
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,674
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	190	241
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	320
					528,167
Michigan (1.4%)
[3,9]	Detroit City School District GO	5.250%	5/1/27	130	164
[9]	Detroit City School District GO	5.000%	5/1/28	25	26
[3,9]	Detroit City School District GO	5.250%	5/1/30	3,220	4,338
[3,9]	Detroit City School District GO	5.250%	5/1/32	285	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	13,000	13,944
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	500	511
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	911
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	193
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	92
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	620	756
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,000	6,175
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,114
	Holland MI Electric Power & Light Revenue	5.000%	7/1/27	250	255
	Holland MI Electric Power & Light Revenue	5.000%	7/1/33	780	795
	Holland MI Electric Power & Light Revenue	5.000%	7/1/39	3,170	3,231
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	974
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	810	909
	Lansing Board of Water & Light Water Revenue, Prere.	5.000%	7/1/21	975	995
	Lansing Board of Water & Light Water Revenue, Prere.	5.500%	7/1/21	3,000	3,067
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,517
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	857
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	6,130
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	545	623
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,420	1,685
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,005	1,235
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	595	753
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	106
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,347
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	250	252
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,859
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,549
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	4,000	4,080
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	490
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	620	713
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	132
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,772
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	299
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	893
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	293
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	818
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	903
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	267
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	620	781
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,000	3,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,831
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	461
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,150
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,336
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,352
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	12,477
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	100	124
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,630	3,235
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	833
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,530	3,045
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	597
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	1,400	1,414
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	656
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	481
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	100	121
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	84
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	505	606
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,080	3,666
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	129
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.375%	10/15/21	9,855	10,222
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.500%	10/15/21	4,460	4,630
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,558
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,176
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,644
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	326
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	25	31
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	6,047
	University of Michigan College & University Revenue	5.000%	4/1/23	200	221
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,648
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,203
[9]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,469
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,142
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,393
[3]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	345	370
	Wayne State University College & University Revenue	5.000%	11/15/43	20	25
					164,577
Minnesota (0.4%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	500	567
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	3,370	3,987
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	140	172
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	200	251
	Minnesota Appropriations Revenue	5.000%	3/1/22	455	479
	Minnesota Appropriations Revenue	5.000%	3/1/27	845	888
	Minnesota Appropriations Revenue	5.000%	3/1/29	815	856
	Minnesota Appropriations Revenue	5.000%	6/1/32	2,120	2,346
	Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,171
	Minnesota GO	5.000%	8/1/21	1,000	1,025
	Minnesota GO	5.000%	8/1/22	100	107
	Minnesota GO	5.000%	10/1/22	2,000	2,163
	Minnesota GO	5.000%	10/1/22	435	471
	Minnesota GO	5.000%	8/1/23	1,000	1,122
	Minnesota GO	4.000%	10/1/24	860	948
	Minnesota GO	5.000%	10/1/24	1,000	1,177
	Minnesota GO	5.000%	8/1/25	4,470	5,437
	Minnesota GO	4.000%	10/1/25	1,475	1,625
	Minnesota GO	5.000%	8/1/27	2,630	3,184
	Minnesota GO	5.000%	8/1/27	3,110	3,898
	Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	1,155	1,272
	Scott County MN GO	3.000%	12/1/36	1,645	1,825
	State of Minnesota	5.000%	8/1/23	1,000	1,122
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	6,102
					43,195
Mississippi (0.1%)
	Mississippi (Capital Improvement Projects) GO, Prere.	5.000%	10/1/21	1,355	1,399
	Mississippi GO	5.000%	11/1/21	465	482
	Mississippi GO	5.000%	10/1/26	3,310	4,023
	Mississippi GO	5.000%	10/1/27	1,000	1,298
	Mississippi GO	5.000%	10/1/28	1,330	1,713
	Mississippi GO	5.000%	10/1/30	100	128
	Mississippi GO	5.000%	10/1/34	115	145
	Mississippi GO	4.000%	10/1/35	3,740	4,433
	Mississippi GO	4.000%	10/1/36	1,265	1,495
					15,116
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	341
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	571
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,364
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	487
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,777
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	56
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	233
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,800	1,822
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,000	1,012
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,125	2,255
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,580	1,751
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,849
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	10	12
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,162
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,271
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	566
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	130	148
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	400	533
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	390	542
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	285	404
	University of Missouri College & University Revenue	5.000%	11/1/30	7,025	9,761
					41,928
Nebraska (0.5%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,591
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/21	150	150
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,015	1,243
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	191
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,770
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,737
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,166
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	740	864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,119
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,413
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,801
	Omaha School District GO	4.000%	12/15/31	6,100	7,318
	Omaha-Douglas Public Building Commission GO	3.000%	5/1/45	1,000	1,081
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,871
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	52
					55,367
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,696
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,515	6,392
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,075	2,494
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,483
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	25	33
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	155	189
	Clark County NV GO	5.000%	11/1/21	225	233
	Clark County NV GO	5.000%	11/1/26	100	126
	Clark County NV GO	5.000%	11/1/27	470	588
	Clark County NV GO	5.000%	11/1/28	40	50
	Clark County NV GO	4.000%	6/1/31	565	670
	Clark County NV GO	4.000%	11/1/31	860	1,006
	Clark County NV GO	4.000%	11/1/32	990	1,154
	Clark County NV GO	3.000%	11/1/38	2,595	2,838
	Clark County NV GO	5.000%	6/1/43	10	12
	Clark County NV GO	4.000%	7/1/44	5,050	5,757
	Clark County School District GO	5.000%	6/15/23	2,290	2,534
	Clark County School District GO	5.000%	6/15/23	740	819
	Clark County School District GO	5.000%	6/15/24	340	390
	Clark County School District GO	5.000%	6/15/25	1,860	2,209
	Clark County School District GO	5.000%	6/15/25	2,940	3,492
	Clark County School District GO	5.000%	6/15/26	100	121
	Clark County School District GO	5.000%	6/15/26	105	129
	Clark County School District GO	5.000%	6/15/27	2,790	3,359
	Clark County School District GO	5.000%	6/15/28	4,315	5,169
[3]	Clark County School District GO	3.000%	6/15/39	3,000	3,215
	Clark County Water Reclamation District GO	5.000%	7/1/23	600	670
	Henderson NV GO	4.000%	6/1/50	3,175	3,802
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	205
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	187
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	10,315	12,357
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,508
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	693
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	297
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	10,093
	Las Vegas Valley Water District GO	5.000%	6/1/38	3,035	3,079
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	4.000%	6/1/42	645	669
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,079
	Nevada GO	5.000%	3/1/22	325	342
	Nevada GO	5.000%	11/1/24	165	194
	Nevada GO	5.000%	4/1/26	100	119
	Nevada GO	5.000%	11/1/26	1,005	1,198
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	205	252
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	440	548
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	575	713
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	125	155
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	516
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	765	960
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	118
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	200	244
					91,658
New Jersey (5.2%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[5]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,573
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	695
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	449
[3]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	736
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	737
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	119
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,192
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	591
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	769
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	365	366
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,017
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	2,145	2,153
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	104
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	761
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	213
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	885	980
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	420	422
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,650
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,320
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	250	251
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,220
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	308
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	100	115
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/25	470	472
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,425	1,557
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,345	7,253
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,835	4,538
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	675	772
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,370	1,495
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,775	2,027
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	265	302
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,602
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,571
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	653
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,625	1,923
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	575	625
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,898
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,560	6,933
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,625	2,850
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	152
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	1,105	1,302
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	730	823
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	115	130
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	560	693
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	2,635	3,081

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,156
New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,668
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,285	1,483
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,894
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	432
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	290	334
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	417
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,125	1,292
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	205	228
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	920	1,084
New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,332
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,933
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	220
New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	145	146
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	300	301
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	105	106
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	162
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	52
New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	140	156
New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	1,570	1,749
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,460
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	621
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	2,295	2,579
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	2,100	2,443
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	935	1,078
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	1,985	2,385
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,860	2,290
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	198
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	3,860	4,556
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	2,075	2,460

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	500	615
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,000	1,248
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,848
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	156
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	731
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,401
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	325
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	710	728
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	285	299
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	451
New Jersey Economic Development Authority Miscellaneous Revenue, ETM	5.000%	3/1/21	1,500	1,506
New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	74
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,560
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,807
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,142
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	157
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	331
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	261
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	143
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	224
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	500	566
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,265
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	1,035
New Jersey GO	5.000%	6/1/22	700	743
New Jersey GO	4.000%	6/1/23	3,280	3,556
New Jersey GO	5.000%	6/1/24	4,175	4,806
New Jersey GO	5.000%	6/1/25	3,190	3,805
New Jersey GO	5.000%	6/1/26	4,955	6,096
New Jersey GO	5.000%	6/1/27	13,990	17,640
New Jersey GO	5.000%	6/1/28	125	148
New Jersey GO	5.000%	6/1/28	16,130	20,789
New Jersey GO	5.000%	6/1/29	6,400	8,393
New Jersey GO	4.000%	6/1/30	5,370	6,669
New Jersey GO	4.000%	6/1/31	5,640	7,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	3.000%	6/1/32	3,935	4,536
	New Jersey GO	4.000%	6/1/32	2,000	2,534
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	1,300	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	914
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,235	1,352
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,280	1,404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	100	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	980	1,107
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	845	960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	503
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	195
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,295	1,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,915	2,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	450	458
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,160	2,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,140	1,980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	3,920	4,737
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,610	1,466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,780	3,342
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,455	3,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,995	2,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,426
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,825	2,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,800
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,390	12,871
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,580	1,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	6,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,800	2,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,369
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	2,220	1,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	740	754
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,455	1,192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,600	2,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,690	6,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,265	8,375
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	7,760	6,471
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	4,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	9,231
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	883
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	635	646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	534
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	2,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,625	1,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	1,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,839
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,905	1,719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	2,475	2,597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	8,530	10,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	5,000	6,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	941
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	1,630	1,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	120	125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,440	1,519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	910	959

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	14,493
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	1,260	1,417
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	2,530	2,660
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	960	1,071
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	250	288
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	505	543
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	443
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	605	687
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	57
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	1,370	1,394
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	325	331
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	9,105	9,284
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	1,735	1,772
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,490
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,190
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	250	323
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,183
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,283
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	7,653
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	4,000	4,682
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	636
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,699
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,750	7,803
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,759
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,000	2,137
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	1,750	1,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,000	2,241
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,920	7,940
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	301
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	9,650
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	893
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,216
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	595	377
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,125	2,527
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,473
[3,5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	410	397
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/22	1,320	1,379
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	725	793
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	325	355
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,370	2,735
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	870	1,091
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	410	448
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	389
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	491
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	5,710	6,243
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	715	824
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,705	2,957
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	610	701
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,116
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	945
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	321
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	635
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	880	1,024
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	347
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	180	221
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,455	1,662
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	588
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	524
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	535
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	627
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,971
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	530	609
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,295
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	678
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	219
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	4,695	5,817
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,261
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,618
[7]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,030	3,642
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,862
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	520	556
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	6,195	7,018
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,751
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,140	4,912
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	1,008
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	402
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	107
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	519
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	875	935
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,510	6,960
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	160
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	175	187
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	1,026
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	54
[2]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	518
[2]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,929
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	90
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,817
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	11,580
					621,885
New Mexico (0.0%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	30	37
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	10	13
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	35	46
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	550	560
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	347
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/21	150	153
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	253
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	200	218
					1,627
New York (22.9%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	187
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	295
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	729
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	885	1,107
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,630	4,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,565	3,176
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	700	862
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	794
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,456
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	601
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	242
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,735	6,933
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	723
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,658
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,060	4,566
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,222
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	280	281
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	6,610	6,638
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue , Prere.	5.750%	2/15/21	2,360	2,365
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue, Prere.	5.250%	2/15/21	15	15
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	159
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	104
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	198
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	290	264
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	2,091
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	426
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,005	1,076
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,100	1,353
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,295	1,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,960
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	245
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,304
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	3/1/24	7,025	7,310
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	3/1/25	3,000	3,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	600	607
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	2,025	2,050
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	640	690
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	533
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	620
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	115	139
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	449
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	165	208
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	509
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	115	143
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,168
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,448
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	193
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	461
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,947
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	1,032
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	677
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	950	1,134
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	245	265
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	454
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,399
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	534
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,846
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	747
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,120	914
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	515
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,700	1,750
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	268
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	240
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,135	2,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	992
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	66
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	490
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	950	1,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	568
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,299
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,185	13,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	481
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	185	197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	1,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	507
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,365	2,771
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	560	682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	880	1,058
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	3,026
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	200	239
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	1,300	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,899
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	170	199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	250	293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,055	1,260
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	260	277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	8,158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,125	16,119
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	339
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	1,043
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	268
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	171
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,620	2,771
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,472
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,935	3,574
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,320
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,583
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	2,052
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,278
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	890	1,036
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,445	6,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,096
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	120	141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	275	282
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,110	1,215
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	205	211
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	558
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	681
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	710	829
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,000	2,230
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	109
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	185	199
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	163
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,845	2,010
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	827
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	835	897
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	701
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,274
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	145	178
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	436
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	100	113
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	590	645
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	225	238
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	391
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,000	1,073
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	841
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	11
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	676
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	974
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	590
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	5,628
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,066
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,125	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	107
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,442
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,420	4,157
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	9,206
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	400	436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	150	174
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,722
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	7,426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	895	1,103
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,870
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	12,385	15,234
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	205	233
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	21,250	26,659
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,100	1,272
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,390	1,614
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	910	1,070
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,696
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	11,725	11,860
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	2,295	2,363
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,871
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	100	103
[3]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	475	493
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	727
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	415
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,645	1,709
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	156
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	254
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	182
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	83
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	54
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	239
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	585	636
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	210	228
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	240	266
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	131
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	340	402
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,180
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	399
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,669
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,236
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,904
	Nassau County NY GO	5.000%	1/1/22	100	104
	Nassau County NY GO	5.000%	10/1/27	975	1,237
	Nassau County NY GO	5.000%	4/1/39	250	271
	Nassau County NY GO	5.000%	4/1/43	390	421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,169
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	553
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,178
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	867
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	1,000	1,092
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,747
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,201
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,156
[8]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	2,495	2,507
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	150	75
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	112
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	750	874

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	206
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	105	127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	501
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,305
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	1,021
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	2,080
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	304
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	125	159
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,679
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	889
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,560
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	309
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	5,048
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,857
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,506
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	11,226
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	707
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,715	6,070
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	100	102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/21	15	15
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	524
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	267
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	160	163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	976
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	851
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	368
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	170	174
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	458

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	149
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,604
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,344
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	229
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,675
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	837
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	291
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,430
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,454
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	349
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,435	1,610
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	1,950	2,264
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,623
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,531
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,610	5,332
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	10,951
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,520
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/36	100	102
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/40	1,500	1,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	200	207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/22	470	472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	345	391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	270	280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	415	489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	435	533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	140	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	5,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	2,325	2,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	515	597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	1,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	550	672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	95

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,235	4,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	435	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	165	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,075	1,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	520	655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,720	8,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	210	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,255	5,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	3,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,150	1,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	150	173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,230	2,716
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	350	351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,500	4,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	11,885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,675	2,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	3,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	15,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,000	2,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	4,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	13,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,615	1,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	6,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,715	2,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	8,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,000	1,208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,810	2,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	8,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	1,050	1,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	18,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	6,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,275	3,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	495	555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	11,535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	3,010	3,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	10,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	235	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	1,550	1,588
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	146
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	116
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,669
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,696
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	25	28
New York City Water & Sewer System Water Revenue	4.000%	6/15/24	185	209
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	100	116
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	315	358
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	585	666

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	25	25
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20	24
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	199
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	715	828
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	781
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,730
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,841
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	233
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,254
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	931
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,450	1,767
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,362
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	680	753
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,080	7,001
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,565	4,340
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,445	7,417
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	4,235	4,873
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	975	1,227
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,265
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,404
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	12
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,062
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	5,090
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,370	2,952
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	340	427
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	5,734
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	1,000	1,263
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	481
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	900	1,127
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,309

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	3,226
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,755	4,306
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,275	6,288
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	625	745
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,150	1,371
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	2,001
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,045	6,024
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,781
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	2,010	2,627
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,759
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	9,063
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,409
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,835
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	132
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	190	197
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,048
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	30	33
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	177
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	3,030	3,221
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,720	2,831
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	150	186
New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,235	2,496
New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,262
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,611
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,530	12,900
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	775	918
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	14,705	15,953
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	319
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,702
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,310	2,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	3,077
	New York City Water & Sewer System Water Revenue	5.250%	6/15/47	520	658
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,750	2,164
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	15,000	19,471
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	12,520	15,707
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	1,020
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	6,137
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,520	10,039
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,356
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,500	1,868
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,201
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	3,500	4,492
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	2,950	3,734
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	885
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	7,000	7,582
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,979
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,938
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	5,000	6,534
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	1,200	1,222
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	910	926
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	225	229
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	459
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	716
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	965	1,074
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	161
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	311
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	346
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,210	3,670
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	108
[1]	New York Convention Center Development Corp. Revenue Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	481

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	8,545	8,821
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	3,505	3,623
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	6,425	6,679
New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	6,300	6,526
New York Municipal Bond Bank Agency Appropriations Revenue	5.000%	12/1/21	250	260
New York NY	5.000%	12/1/44	10,500	13,087
New York NY GO	5.000%	8/1/21	390	400
New York NY GO	5.000%	8/1/21	3,670	3,760
New York NY GO	5.000%	8/1/21	185	190
New York NY GO	5.000%	8/1/21	2,605	2,669
New York NY GO	5.000%	8/1/21	175	179
New York NY GO	5.000%	8/1/21	715	732
New York NY GO	5.000%	8/1/21	315	323
New York NY GO	5.000%	8/1/21	1,000	1,024
New York NY GO	5.000%	8/1/21	2,210	2,264
New York NY GO	5.000%	8/1/21	765	784
New York NY GO	5.000%	8/1/21	55	56
New York NY GO	4.000%	8/1/22	1,635	1,726
New York NY GO	5.000%	8/1/22	3,535	3,785
New York NY GO	5.000%	8/1/22	2,350	2,461
New York NY GO	5.000%	8/1/22	535	573
New York NY GO	5.000%	8/1/22	300	321
New York NY GO	5.000%	8/1/22	1,515	1,622
New York NY GO	5.000%	8/1/22	170	182
New York NY GO	5.000%	8/1/22	700	750
New York NY GO	5.000%	8/1/22	845	905
New York NY GO	5.000%	8/1/22	205	220
New York NY GO	5.000%	8/1/22	1,000	1,071
New York NY GO	5.000%	8/1/22	215	230
New York NY GO	5.000%	8/1/22	1,200	1,285
New York NY GO	5.000%	8/1/22	5,250	5,622
New York NY GO	5.000%	8/1/23	6,240	6,689
New York NY GO	5.000%	8/1/23	1,500	1,644
New York NY GO	5.000%	8/1/23	1,440	1,609
New York NY GO	5.000%	8/1/23	290	324
New York NY GO	5.000%	8/1/23	275	307
New York NY GO	5.000%	8/1/23	100	112
New York NY GO	5.000%	8/1/23	5,000	5,588
New York NY GO	5.000%	8/1/23	2,875	3,213
New York NY GO	5.000%	8/1/23	190	195
New York NY GO	5.000%	8/1/23	125	140
New York NY GO	5.000%	8/1/23	815	911
New York NY GO	5.000%	8/1/23	3,000	3,353
New York NY GO	5.000%	8/1/24	310	332
New York NY GO	5.000%	8/1/24	710	761
New York NY GO	5.000%	8/1/24	150	168
New York NY GO	5.000%	8/1/24	3,045	3,542
New York NY GO	5.000%	8/1/24	1,120	1,302
New York NY GO	5.000%	8/1/24	670	779
New York NY GO	5.000%	8/1/24	365	425
New York NY GO	5.000%	8/1/24	4,760	5,533
New York NY GO	5.000%	8/1/24	5,415	6,298
New York NY GO	5.000%	8/1/24	1,000	1,163
New York NY GO	5.000%	8/1/24	100	116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/24	210	230
New York NY GO	5.000%	8/1/24	270	314
New York NY GO	5.000%	8/1/25	2,000	2,096
New York NY GO	5.000%	8/1/25	355	389
New York NY GO	5.000%	8/1/25	2,195	2,456
New York NY GO	5.000%	8/1/25	1,255	1,515
New York NY GO	5.000%	8/1/25	335	390
New York NY GO	5.000%	8/1/25	4,155	4,836
New York NY GO	5.000%	8/1/25	735	887
New York NY GO	5.000%	8/1/25	645	765
New York NY GO	5.000%	8/1/25	675	815
New York NY GO	5.000%	8/1/25	1,835	2,215
New York NY GO	5.000%	8/1/25	1,115	1,346
New York NY GO	5.000%	8/1/25	1,480	1,787
New York NY GO	5.000%	8/1/25	1,180	1,425
New York NY GO	5.000%	8/1/25	1,140	1,376
New York NY GO	5.000%	8/1/25	145	148
New York NY GO	5.000%	8/1/25	100	110
New York NY GO	5.000%	3/1/26	1,510	1,726
New York NY GO	5.000%	8/1/26	1,500	1,840
New York NY GO	5.000%	8/1/26	1,935	2,332
New York NY GO	5.000%	8/1/26	5,105	6,361
New York NY GO	5.000%	8/1/26	250	311
New York NY GO	5.000%	8/1/26	405	470
New York NY GO	5.000%	8/1/26	375	467
New York NY GO	5.000%	8/1/26	85	91
New York NY GO	5.000%	3/1/27	1,675	1,908
New York NY GO	5.000%	8/1/27	1,855	2,265
New York NY GO	5.000%	8/1/27	1,450	1,742
New York NY GO	5.000%	8/1/27	1,255	1,481
New York NY GO	5.000%	8/1/27	4,355	5,397
New York NY GO	5.000%	8/1/27	1,625	2,077
New York NY GO	5.000%	8/1/27	235	262
New York NY GO	5.000%	8/1/27	195	226
New York NY GO	5.000%	8/1/27	475	598
New York NY GO	5.000%	8/1/27	5,000	6,390
New York NY GO	5.000%	8/1/27	110	141
New York NY GO	5.000%	3/1/28	2,000	2,276
New York NY GO	5.000%	8/1/28	120	123
New York NY GO	5.000%	8/1/28	2,740	2,993
New York NY GO	5.000%	8/1/28	240	287
New York NY GO	5.000%	8/1/28	805	947
New York NY GO	5.000%	8/1/28	320	396
New York NY GO	5.000%	8/1/28	1,555	1,947
New York NY GO	5.000%	8/1/28	3,130	3,983
New York NY GO	5.000%	8/1/28	555	717
New York NY GO	5.000%	8/1/28	1,000	1,308
New York NY GO	5.000%	8/1/28	170	207
New York NY GO	5.000%	8/1/29	360	401
New York NY GO	5.000%	8/1/29	395	464
New York NY GO	5.000%	8/1/29	4,765	5,873
New York NY GO	5.000%	8/1/29	50	61
New York NY GO	5.000%	8/1/29	5,000	6,673
New York NY GO	5.000%	8/1/29	100	102
New York NY GO	5.000%	8/1/29	170	178
New York NY GO	5.000%	8/1/29	255	278
New York NY GO	5.000%	8/1/30	3,885	4,709
New York NY GO	5.000%	8/1/30	2,095	2,576

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/30	3,585	4,408
New York NY GO	5.000%	8/1/30	495	631
New York NY GO	5.000%	8/1/30	5,315	7,222
New York NY GO	5.000%	10/1/30	3,000	4,006
New York NY GO	5.000%	10/1/30	390	402
New York NY GO	5.000%	12/1/30	365	453
New York NY GO	5.000%	8/1/31	85	98
New York NY GO	5.000%	8/1/31	2,000	2,715
New York NY GO	5.000%	10/1/31	8,910	11,818
New York NY GO	5.250%	10/1/31	5,500	7,007
New York NY GO	5.000%	12/1/31	200	247
New York NY GO	4.000%	8/1/32	350	406
New York NY GO	5.000%	8/1/32	110	127
New York NY GO	5.000%	8/1/32	170	196
New York NY GO	5.000%	10/1/32	180	185
New York NY GO	5.000%	8/1/33	1,250	1,390
New York NY GO	4.000%	8/1/34	2,750	3,391
New York NY GO	5.000%	12/1/34	100	123
New York NY GO	5.000%	6/1/35	5,000	5,882
New York NY GO	5.000%	10/1/35	500	621
New York NY GO	5.000%	12/1/35	820	1,006
New York NY GO	4.000%	3/1/36	2,250	2,733
New York NY GO	5.000%	6/1/36	130	153
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,193
New York NY GO	4.000%	8/1/37	485	589
New York NY GO	5.000%	12/1/37	200	244
New York NY GO	4.750%	8/1/38	3,335	3,638
New York NY GO	5.000%	8/1/38	3,140	4,121
New York NY GO	5.000%	10/1/38	4,005	4,925
New York NY GO	4.000%	8/1/39	595	716
New York NY GO	5.000%	8/1/39	4,090	5,223
New York NY GO	4.000%	8/1/40	4,230	4,991
New York NY GO	4.000%	8/1/41	605	723
New York NY GO	3.000%	10/1/41	5,000	5,373
New York NY GO	5.000%	12/1/41	630	761
New York NY GO	4.000%	3/1/42	5,000	5,925
New York NY GO	4.000%	8/1/42	2,060	2,416
New York NY GO	5.000%	8/1/42	3,635	4,709
New York NY GO	5.000%	4/1/43	7,500	9,239
New York NY GO	5.000%	8/1/43	2,660	3,434
New York NY GO	4.000%	12/1/43	265	300
New York NY GO	3.500%	4/1/46	2,000	2,181
New York NY GO, ETM	5.000%	4/1/21	1,890	1,905
New York NY GO, ETM	5.000%	8/1/21	600	615
New York NY GO, ETM	5.000%	8/1/21	70	72
New York NY GO, Prere.	5.000%	8/1/21	70	72
New York NY GO, Prere.	5.000%	8/1/21	60	61
New York NY GO, Prere.	5.000%	8/1/21	1,125	1,153
New York NY GO, Prere.	5.000%	10/1/21	300	310
New York NY GO, Prere.	5.000%	10/1/21	5	5
New York NY GO, Prere.	5.000%	10/1/21	220	227
New York NY GO, Prere.	5.000%	4/1/22	250	264
New York NY GO, Prere.	5.000%	4/1/22	285	301
New York NY GO, Prere.	5.000%	4/1/22	2,105	2,224
New York NY GO, Prere.	5.000%	8/1/22	7,630	8,190
New York NY GO, Prere.	5.000%	8/1/22	100	107
New York NY GO, Prere.	5.000%	8/1/22	415	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO, Prere.	5.000%	10/1/22	285	308
	New York NY GO, Prere.	5.000%	10/1/22	745	806
	New York NY GO, Prere.	5.000%	10/1/22	420	454
	New York NY GO, Prere.	5.000%	2/1/23	350	383
	New York NY GO, Prere.	5.000%	3/1/23	650	716
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,891
	New York NY GO, Prere.	5.000%	3/1/23	635	698
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,613
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,389
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,553
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,790
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/21	160	162
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	100	106
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	69
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	143
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	815
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	703
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	29
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	950
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,000	6,960
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	612
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	914
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	138
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,707
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	760
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	655	742
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,985	2,328
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/41	5,625	5,666
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	118
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,594
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,925	6,363
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,634
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	695	762
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	125	128
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,400	1,429
New York State Dormitory Authority College & University Revenue, Prere.	5.500%	7/1/21	415	424
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	642
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	800	894
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	580	581
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	190	190
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	1,540	1,543
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,230	1,237
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	760	764
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	475	478
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,000	1,006
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/21	330	339
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	4,025
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,406
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	535	562
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	435	459
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	140	148
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	1,900	2,004
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	248
New York State Dormitory Authority Income Tax Revenue	4.000%	12/15/22	435	467
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,465	4,873
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,115	2,322
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	126
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	961
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,275	2,498
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	1,210	1,334

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	200	221
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	3,040	3,314
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	6,045	6,925
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	172
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	682
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	172
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	200	229
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	210	211
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	274
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	3,250	3,736
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,900	2,184
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,565	6,396
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,090
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,308
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	520	619
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	4,000	4,762
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	480	571
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,580	1,887
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,705	2,036
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,580	1,815
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	420	518
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	651
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,296
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,542
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	100	119
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	450	562
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,406
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	5,240	6,670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	773
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,800
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,617
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,305
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,692
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,115	2,300
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	919
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	91
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	296
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	728
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,846
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,350
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	152
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	125	142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,181
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	6,130
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	783
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	808
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,405
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	738
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,121
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	400	472
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	25	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,097
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	446
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,261
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	525
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	820	890
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,150	2,536

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,985
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,691
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	540	616
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,595	1,920
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	5,395
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,290	2,707
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	456
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	3,410	4,153
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,157
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,311
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	53
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	215	216
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,770	2,126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	431
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	913
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	501
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,915
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,700
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,322
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	433
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,271
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	710
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,131
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,275
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,140
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,428
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,903
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	148
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,882
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,390
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	4,550	5,797
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,439
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,110	1,343
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	8,780	8,826
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,456
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,203
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,625
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	6,039
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	5,000	5,456
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	351
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,839
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,055	2,524
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	13,362
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,829
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,794
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,505
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	16,115
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	7
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,589
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	841
[5]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,933
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,188
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,166
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,339
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,649
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,641
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	117
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	3,128

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	5,230	5,261
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,370
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,477
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	920	1,015
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	149
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,395
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,871
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,275	4,917
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,030	1,231
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	12
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	109
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,135	1,304
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	977
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	121
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	279
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	522
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	930	1,126
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,723
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	485	555
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	489
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	520	647
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,075	1,360
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	2,129
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,220	1,471
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,245	4,858
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	680	820
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,474

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,820
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	582
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	440	569
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,682
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	790
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,300	2,840
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	4,017
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,575
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,055	3,493
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,245	1,500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,526
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	190	229
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	555	682
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	337
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,485	1,823
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	729
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,182
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,090	2,561
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,787
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,228
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,789
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,675	2,053
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	341
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,510	3,069
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	389
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	6,243
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	5,067
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	914
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,548
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,192
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,055	1,164
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,567
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	662
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	575	614
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	107
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	155
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	431
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	325	331
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	5	6
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	142
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	3,025	3,752
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,531
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,076
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/21	140	141
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	550
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	148
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	116
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	500	504
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	105
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	436
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	78
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,650	1,798
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	583
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,776
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	3,063
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,580	1,845
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,071
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	155	181
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,596
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	5,138
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,980
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	865	1,021
	New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	399
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	445	522
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,170
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,358
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,806
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,873
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	126
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	600
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,500	2,639
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,657
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,925
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	750
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,850
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	418
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	375	392
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	785	820
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/23	1,500	1,509
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/25	120	121
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	3,895	4,007
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	190	195
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	250	257
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	2,030	2,042
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	220	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	3,400	3,420
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	730	770
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,727
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,500	3,692
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	303
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	500	552
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	450	496
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	441
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	225	248
[2]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,795	4,223
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	396
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,900	3,335
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,961
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	4,024
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	259
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,918
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,550	9,833
[2]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,630
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	790	944
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	352
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	700	837
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,435	1,715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	126
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,235	1,491
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,625	3,249
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,713
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	120
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	7,758
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	850	1,082
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	7,695	8,445
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	793
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,563
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	184
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,912
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	210	239
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,133
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	965	1,058
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,820	2,433
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	170	186
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	159
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	728
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	185	222
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,285
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,115
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	115	116
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	228
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,466
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,854
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	448
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	955	1,141
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	170
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,600	3,933
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	574
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,405	1,676
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	6,077
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,890	6,519
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,808
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	805	913
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	1,030
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	199
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	6,307
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	313
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	186
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	601
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	6,048
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	8,024
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	4,475
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,900
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	10,000	10,924
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,691
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,514
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,857
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,612
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,778
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	19,734
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,163
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	8,056
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	12,399
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	22,791
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,388
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/21	5,000	5,030
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/22	375	396
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	419
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	13
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	8,279
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,636
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,666

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,647
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,975	2,560
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	654
Oyster Bay NY GO	2.000%	11/1/21	835	845
Oyster Bay NY GO	4.000%	11/1/22	820	871
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	411
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	100	113
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	425	509
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	374
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	460	559
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	209
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/28	105	138
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	285	344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	95	115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	12,483
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	370	446
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	540	651
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,055	4,882
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	195	235
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	4,527
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	259
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,914
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	110
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,300	4,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,412
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,110	6,004
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/41	2,080	2,086
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,785	4,493
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,905	7,256
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	445
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,187
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	120	133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	489
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,741
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	5,020	6,168
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,310
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	1,885	2,204
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	12,114
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	12,595	16,381
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,910
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,403
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	9,925	12,306
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,874
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	229
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	420	435
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/22	895	970
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	1,000	1,178
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/26	980	1,153
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/27	1,090	1,279
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	905	1,060
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/29	7,095	8,303
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	1,695	1,983
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	2,585	3,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	3,500	3,943
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	226
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	387
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	171
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	306
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,130
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	119
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	775	878
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	391
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	606
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	390	423
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	489
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	607
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	500	550
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,529
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	175	214
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	2,018
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	282
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	2,000	2,523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	291
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	315	418
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	597
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	203
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	571
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	499
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,192
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	949
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,425
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,582
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,773
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	530
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	716
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	491
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,100	1,317
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,274
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,590	4,434
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,535
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,085
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,390	1,618
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,255
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,130	2,608
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,595	3,222
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,700
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,371
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	13,288
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	90	106
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,311
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,601
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,607
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	9,750	11,472
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	157
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,405
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,900	1,985
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,248
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,580	4,996
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,095	2,335
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	125	145
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	165	199
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	100	121
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	313
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	81
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	106
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	114
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,600	10,886
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	125	155
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	430	487
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	499
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,800	10,698
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	909
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	127
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	375	460
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	525	592
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,498
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,429
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,315	6,427
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,633
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,715
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	10,800	12,104
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,360	4,233
				2,725,849
North Carolina (1.0%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,250	1,372
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	160	194
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	4.000%	6/1/49	2,750	3,231
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/21	400	408
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,931
Forsyth County NC GO	3.000%	4/1/29	4,535	5,380
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,215
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,374
Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,264

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,184
North Carolina Appropriations Revenue	5.000%	5/1/21	2,375	2,404
North Carolina Appropriations Revenue	5.000%	5/1/22	560	594
North Carolina Appropriations Revenue	5.000%	5/1/23	50	55
North Carolina Appropriations Revenue	5.000%	6/1/23	2,265	2,520
North Carolina Appropriations Revenue	5.000%	5/1/24	50	58
North Carolina Appropriations Revenue	5.000%	5/1/24	100	116
North Carolina Appropriations Revenue	5.000%	5/1/25	5,165	5,970
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,281
North Carolina Appropriations Revenue	5.000%	5/1/25	150	180
North Carolina Appropriations Revenue	5.000%	6/1/25	330	398
North Carolina Appropriations Revenue	5.000%	5/1/27	775	994
North Carolina Appropriations Revenue	5.000%	5/1/27	60	69
North Carolina Appropriations Revenue	5.000%	5/1/30	55	70
North Carolina Appropriations Revenue	4.000%	5/1/33	80	99
North Carolina Appropriations Revenue	4.000%	5/1/34	40	49
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,330
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,494
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,830	3,451
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	834
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	216
North Carolina GO	4.000%	5/1/21	970	979
North Carolina GO	5.000%	5/1/21	1,450	1,468
North Carolina GO	5.000%	5/1/22	500	531
North Carolina GO	5.000%	6/1/22	225	240
North Carolina GO	5.000%	6/1/24	1,775	2,061
North Carolina GO	5.000%	6/1/24	10,000	11,614
North Carolina GO	5.000%	6/1/25	1,845	2,228
North Carolina GO	5.000%	6/1/26	3,275	4,097
North Carolina GO	5.000%	6/1/28	5,000	6,623
North Carolina GO	5.000%	6/1/29	1,505	2,042
North Carolina GO	2.125%	6/1/36	1,180	1,243
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,115	2,322
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	189
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	6,154
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	385	457
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	118
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	1,990	2,593
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	100	131
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	320
North Carolina Miscellaneous Revenue, Prere.	5.000%	5/1/21	140	142
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	235	265
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	220	257
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	100	121
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	140	168
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	280	335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	10	12
[7]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,469
[7]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	3,179
[7]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,448
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,598
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,863
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	229
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	4,200	5,183
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	876
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	228
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,832
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/21	265	266
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,471
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,542
	Wake County NC GO	5.000%	3/1/21	600	602
	Wake County NC GO	5.000%	3/1/23	335	369
					119,800
Ohio (1.6%)
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,781
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	306
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,310	2,612
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,635	1,703
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,599
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	175
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	74
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,920	2,022
	Athens City School District GO	3.250%	12/1/48	2,775	3,052
[1]	Berea City School District GO	4.000%	12/1/53	250	274
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	559
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	716
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,421
[2]	Cincinnati City School District GO	5.250%	12/1/31	200	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	1,870	1,988
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	368
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,298
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	209
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,103
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	304
	Columbus OH GO	5.000%	7/1/21	120	122
	Columbus OH GO	4.000%	4/1/31	4,000	4,751
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,396
	Columbus OH Sewer Revenue	5.000%	6/1/27	205	242
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	8,226
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,886
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	6,383
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	455	538
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	584
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,297
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	294
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,440
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	245
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	479
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	290
	North Canton City School District GO	3.000%	11/1/56	2,500	2,637
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	1,990	2,227
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	10,000	10,958
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	666
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,065	1,182
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	354
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	8,137
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,543
	Ohio GO	5.000%	9/15/21	650	670
	Ohio GO	5.000%	12/15/22	315	344
	Ohio GO	5.000%	9/15/23	140	158
	Ohio GO	5.000%	12/15/23	1,550	1,766
	Ohio GO	5.000%	9/15/24	645	757
	Ohio GO	5.000%	9/15/24	2,500	2,934
	Ohio GO	5.000%	9/1/25	380	462
	Ohio GO	5.000%	9/15/25	420	512
	Ohio GO	5.000%	5/1/27	170	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	8/1/27	4,430	5,726
	Ohio GO	5.000%	5/1/30	2,190	2,612
	Ohio GO	5.000%	3/15/33	1,535	1,751
	Ohio GO	5.000%	5/1/34	3,000	3,551
	Ohio GO	5.000%	3/15/37	1,635	1,858
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,045	1,286
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	337
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,232
	Ohio State University College & University Revenue	5.000%	12/1/29	5,005	6,785
	Ohio State University College & University Revenue	5.000%	12/1/39	645	739
	Ohio State University College & University Revenue	4.000%	6/1/43	3,000	3,223
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	275	301
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	475
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	36
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	815
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	105	114
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	113
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	383
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	365
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,150	2,840
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	3,510	4,621
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	390	489
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	6,176
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,532
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	770	972
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,915	4,826
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	770	857
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	135	163
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	1,900	2,556
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,285	8,462
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,420	3,300
	Perry Local School District GO	3.000%	11/1/55	6,550	7,036
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	282
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	231
[1]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	910
[1]	Warrensville Heights City School District GO	5.000%	12/1/44	515	587
[1]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,483
	Wickliffe City School District GO	3.125%	12/1/43	775	844
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,385
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,084
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	361
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	530
					186,945
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	952
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,167
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,640	8,193
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	265	327
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,672
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	853
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/45	11,075	13,312
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/50	4,000	4,792
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,515
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/22	15	16
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	233
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	458
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	155	202
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	510	588
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	591
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,810
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	5,220	5,978
					43,659
Oregon (1.0%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,828
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	272
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	436
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	265
	Multnomah County OR GO	4.000%	6/1/22	2,105	2,214
	Multnomah County OR GO	5.000%	6/15/27	20,000	25,774

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,672
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	16,718
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	120	142
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	180	221
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,625	9,788
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,493
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,450	2,893
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	825	974
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	5,208
Oregon GO	5.000%	12/1/23	500	568
Oregon GO	5.000%	8/1/29	2,290	2,933
Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,352
Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,633
Oregon State Lottery Revenue	5.000%	4/1/28	175	207
Oregon State Lottery Revenue	5.250%	4/1/31	1,040	1,048
Oregon State Lottery Revenue	5.000%	4/1/36	2,400	2,984
Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,140
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/43	4,405	5,427
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,446
Portland OR Sewer System Sewer Revenue	5.000%	6/1/21	620	630
Portland OR Water System Water Revenue	5.000%	5/1/32	1,105	1,486
Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,792
Seaside School District No. 10 GO	0.000%	6/15/37	500	291
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,247
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,549
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,210	10,701
Washington County OR GO	3.000%	7/1/34	1,055	1,183
				116,515
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/27	1,180	1,482
Allegheny County PA GO	5.000%	11/1/28	1,860	2,320
Allegheny County PA GO	5.000%	11/1/29	160	199
Allegheny County PA GO	5.000%	11/1/41	430	523
Allegheny County PA GO, Prere.	5.000%	12/1/22	340	370
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	895	973
Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,247
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,145
Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	353
Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	157
Capital Region Water Sewer Revenue	5.000%	7/15/28	375	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Coatesville School District GO	5.000%	8/1/23	285	316
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	117
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,582
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	106
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	511
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,420
	Commonwealth of Pennsylvania GO	5.000%	3/15/21	4,000	4,024
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	275	281
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	500	510
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	380	388
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	3,000	3,091
	Commonwealth of Pennsylvania GO	5.000%	10/15/21	390	403
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,000	2,093
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,060
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	440	465
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	300	319
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	100	107
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,735	3,992
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	100	107
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	27
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,079
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,885
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	525	579
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	497
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,060	3,494
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	270	310
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	225	261
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	524
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,340	1,567
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,660	13,677
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,000	1,188
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,860	7,120
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,243
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,618
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,000	6,094
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,667
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	970	1,160
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,485	3,125
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,804
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	2,950	3,748
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,395
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	844
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,433
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	306
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	100	125
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,517
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	160
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,584
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	100	110
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,658
	Commonwealth of Pennsylvania GO	4.000%	6/1/29	1,250	1,308
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,071
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,122
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,301
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	436
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	430	481
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	7,835	9,166
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	110
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,823
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	848
[3]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	130
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,374
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,317
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,623
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,788
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,251
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	405
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,604
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,185	3,390
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	500	532
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,246
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,490
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,656
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	250	276
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	850
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,993
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	100	116
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,600	1,856
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	17
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	270	299
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	112
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	195	208
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	4,375	6,421
[5]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	3,895	5,157
	Haverford Township PA GO	4.000%	6/1/30	430	514
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	211
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	232
[3]	Luzerne County PA GO	5.000%	11/15/29	20	24
	Marple Newtown School District GO	3.000%	6/1/44	2,250	2,434
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	447
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	60	77
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,214
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	2,049
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,115
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	159
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	276
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	136
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	214
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	2,295	2,604
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,025	1,037
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,105	1,118
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	110	111
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	1,055	1,068
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	285
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,291
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	149
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	612
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,557
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	7,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	130	148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,415
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	365
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	292
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,265	4,306
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,220
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	170
[3]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,075	1,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,100	3,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,393
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,650
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	145	180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,451
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	340	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,312
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	2,095	2,801
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,763
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,265	3,780
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	6,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	5,130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,695	2,008
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,429
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	265	317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	7,094
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	3,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,455
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,000	3,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	250	276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,264
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	5,900
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	952
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	290	337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	630	739
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	586
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	795	946
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	8,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,978
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,905	3,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	8,392
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	7,486
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,960
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	234
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,405	3,709
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,138
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,789
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,722
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	57
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	100	110
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	1,005
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	910
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	295
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	85	95
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,490
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,795
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,446
[3]	Philadelphia PA GO	5.000%	8/1/30	510	637
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,772
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	1,200	1,361
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,249
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,279
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	5,049
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	73
	Philadelphia School District GO	5.000%	9/1/24	1,265	1,457
	Philadelphia School District GO	5.000%	9/1/25	555	660
[2]	Philadelphia School District GO	5.000%	6/1/27	355	447
[3]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,233
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,122
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	3,024
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,535
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,810	2,357
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	1,040
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	145	177
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	405	494
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,643
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,000	5,885
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	626
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	420
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,371
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	637
					438,427
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/21	2,070	2,107
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	175	194
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	582
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	60	74
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	595	728
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	11,048
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	100	117
					14,850
South Carolina (1.0%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	266
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,205	2,497
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,490	1,629
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,357
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	886
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	5,090
	Horry County SC School District GO	5.000%	3/1/21	270	271
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	300	301
	South Carolina Association of Governmental Organizations COP	2.000%	3/1/21	13,532	13,553
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	39
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	2,388
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	30	34
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	70	82
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	65	77
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	275	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	45	53
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	29
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	720	841
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	20	23
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/36	630	731
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	324
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	50	54
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	1,775	2,043
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	644
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	23
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	130	155
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	190	234
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	50	62
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	77
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	49
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	135
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	446
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	380
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,225	13,740
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	324
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,560	1,906
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	265	329
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	80	87
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,090	1,329
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,415	1,754
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	640	779
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	595	723
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	395	442
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,100	1,231
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	2,035
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	297
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,695	1,900
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	220	243
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	5,520	6,162
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	11,865	13,427
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	9,310	10,870
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	5,155	5,817
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	1,350	1,550
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,127
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	1,060	1,267
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	630	710
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	365	443
[3]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	18
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	110	114
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	82
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,752
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	26
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	90	94
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	20	21
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	48
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,866
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	160
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	220	255
[3]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,475
					121,219
Tennessee (0.4%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	503
[3]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	800
	Memphis TN GO	5.000%	4/1/26	7,350	8,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis TN GO	4.000%	6/1/32	1,355	1,578
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	500	554
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	839
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	576
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	110	130
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,849
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,190	1,486
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,865	10,771
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,430	1,728
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,649
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	750	904
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	448
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,525	3,250
	Shelby County TN GO	5.000%	3/1/24	690	792
	Tennessee GO	5.000%	8/1/21	5,365	5,496
	Tennessee GO	5.000%	8/1/22	15	16
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/40	170	201
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/43	480	513
					45,863
Texas (9.3%)
[2]	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	391
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	361
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,314
	Alief Independent School District GO	4.000%	2/15/30	2,530	2,951
	Alief Independent School District GO	4.000%	2/15/31	2,580	3,001
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,769
	Arlington TX Independent School District GO	5.000%	2/15/23	500	549
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	409
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,139
	Austin Independent School District GO	5.000%	8/1/21	4,810	4,928
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	340
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	610
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	207
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	113
	Bexar County TX GO	5.000%	6/15/43	2,415	2,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO, Prere.	5.000%	6/15/23	1,460	1,628
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,743
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	187
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	550	631
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	100	114
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	6,266
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	730	841
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,753
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,436
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,229
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	94
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,120	2,428
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,629
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,838
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	10,644
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	399
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,904
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,625	5,263
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	790	894
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,531
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,410	7,208
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,033	1,111
	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,956
	Collin County Community College District GO	5.000%	8/15/24	1,500	1,756
	Collin County Community College District GO	5.000%	8/15/33	1,075	1,426
	Comal Independent School District GO	4.000%	2/1/39	3,585	3,912
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	350	417
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	564
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	918
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	18
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,799
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,550	1,762
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	7,320
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	380	525
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	382
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,075	3,699
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,255	5,082
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	6,265	7,441
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,305	1,549
	Dallas County Community College District GO	4.000%	2/15/28	730	870
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	125
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,140	1,462
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	510	530

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	459
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	235	265
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,095	2,799
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	1,625	1,826
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	290	311
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	215	238
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	10,873
Dallas Independent School District GO	5.000%	2/15/23	2,050	2,253
Dallas Independent School District GO	5.000%	8/15/23	125	140
Dallas Independent School District GO	4.000%	8/15/24	1,435	1,519
Dallas Independent School District GO	5.000%	8/15/24	525	614
Dallas Independent School District GO	5.000%	8/15/28	1,075	1,250
Dallas Independent School District GO	4.000%	2/15/29	5,050	5,754
Dallas Independent School District GO	5.000%	8/15/29	175	188
Dallas Independent School District GO PUT	5.000%	2/15/22	380	399
Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	404
Dallas TX GO	5.000%	2/15/23	3,270	3,589
Dallas TX GO	5.000%	2/15/25	10	11
Dallas TX GO	5.000%	2/15/27	1,870	2,127
Dallas TX GO	5.000%	2/15/28	12,205	13,857
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	550	620
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,605	1,883
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,880	2,280
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	720	895
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	710	879
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	272
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/21	105	108
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	589
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	54
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	270	306
Denton Independent School District GO	5.000%	8/15/48	2,565	3,191
Denton Independent School District GO, Prere.	5.000%	8/15/25	110	133
Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,324
El Paso Independent School District GO	4.000%	8/15/48	5,000	6,011
El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	792
Fort Bend County TX GO	5.000%	3/1/28	2,375	2,815
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	8,073
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	609
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	601
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,000	2,026
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	842
	Frisco Independent School District GO	5.000%	8/15/36	1,270	1,658
	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,116
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,440	6,846
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	2,000	2,155
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	58
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,320	29,712
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	17,115	19,435
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,573
	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,555
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,166
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	869
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	461
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	431
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	174
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,500	2,941
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	9,141
	Harris County TX GO	5.000%	10/1/24	280	303
	Harris County TX GO	5.000%	10/1/24	545	589
	Harris County TX GO	5.000%	10/1/26	885	1,082
	Harris County TX GO	5.000%	10/1/27	2,605	3,175
	Harris County TX GO	5.000%	10/1/28	890	1,082
	Harris County TX Highway Revenue	5.000%	8/15/22	670	720
	Harris County TX Highway Revenue	5.000%	8/15/23	515	579
	Harris County TX Highway Revenue	5.000%	8/15/24	1,550	1,813
	Harris County TX Highway Revenue	5.000%	8/15/28	545	676
	Harris County TX Highway Revenue	5.000%	8/15/29	850	908
	Harris County TX Highway Revenue	5.000%	8/15/30	150	160
	Harris County TX Highway Revenue	5.000%	8/15/30	345	426
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,313
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	723
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	202
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	230
	Hidalgo County TX GO	4.000%	8/15/43	3,895	4,545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston Community College System GO	5.000%	2/15/23	430	473
Houston Community College System GO	5.000%	2/15/23	1,130	1,242
Houston Community College System GO	5.000%	2/15/23	5,815	6,391
Houston Independent School District GO	5.000%	2/15/21	260	260
Houston Independent School District GO	5.000%	2/15/21	100	100
Houston Independent School District GO	5.000%	2/15/23	1,170	1,285
Houston Independent School District GO	5.000%	2/15/24	3,570	4,088
Houston Independent School District GO	5.000%	2/15/24	105	120
Houston Independent School District GO	5.000%	2/15/25	2,675	3,184
Houston Independent School District GO	5.000%	2/15/26	1,850	2,283
Houston Independent School District GO	5.000%	2/15/27	150	184
Houston Independent School District GO	5.000%	2/15/29	195	238
Houston Independent School District GO	5.000%	2/15/30	835	1,019
Houston Independent School District GO	5.000%	2/15/31	3,730	4,543
Houston Independent School District GO	4.000%	2/15/33	500	588
Houston Independent School District GO PUT	2.250%	6/2/22	1,000	1,026
Houston Independent School District GO PUT	2.400%	6/1/36	2,500	2,518
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	105
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	203
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	945	1,213
Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	1,075	1,097
Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	30	32
Houston TX Combined Utility System Revenue Water Revenue	5.000%	11/15/32	5,750	7,947
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	1,625	1,648
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	965	1,026
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	320	355
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	280	324
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	285	330
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	713
Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	300	354
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,244
Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	325	401
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	300	369
Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	135	157
Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	608
Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	86
Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	2,215	2,430
Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,317
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	104
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	182
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	415
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	779
	Houston TX GO	5.000%	3/1/22	8,000	8,424
	Houston TX GO	5.000%	3/1/22	2,955	3,112
	Houston TX GO	5.000%	3/1/23	4,900	5,392
	Houston TX GO	5.000%	3/1/25	100	119
	Houston TX GO	5.000%	3/1/26	2,145	2,649
	Houston TX GO	5.000%	3/1/27	2,210	2,711
	Houston TX GO	5.000%	3/1/27	2,460	3,125
	Houston TX GO	5.000%	3/1/28	300	367
	Houston TX GO	5.000%	3/1/28	85	111
	Houston TX GO, Prere.	5.000%	3/1/22	225	236
	Houston TX GO, Prere.	5.000%	3/1/22	225	237
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	665
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	551
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,131
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	549
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	547
	Irving TX GO	5.000%	9/15/29	1,525	2,006
	Judson Independent School District GO	4.000%	2/1/41	5	6
	Keller TX Independent School District GO	4.000%	2/15/35	5,000	5,639
	Keller TX Independent School District GO	4.000%	8/15/38	21,260	24,172
	Klein Independent School District GO	4.000%	8/1/29	1,625	1,887
	Klein Independent School District GO	4.000%	8/1/40	23,645	26,914
	Klein Independent School District GO	4.000%	2/1/45	6,410	7,174
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	65	65
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	325	326
	Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	120	120
	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,838
	Leander Independent School District GO	5.000%	8/15/26	260	291
	Leander Independent School District GO	5.000%	8/15/38	450	534
	Leander Independent School District GO	5.000%	8/15/40	400	473
	Leander Independent School District GO	0.000%	8/16/42	1,655	796
	Leander Independent School District GO	5.000%	8/15/49	2,000	2,395
	Leander Independent School District, Prere.	5.000%	8/15/23	180	201
	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,075
	Lewisville Independent School District GO	5.000%	8/15/25	2,740	3,068
	Lewisville Independent School District GO	4.000%	8/15/26	550	641
	Lewisville Independent School District GO	4.000%	8/15/27	1,190	1,382
	Lewisville Independent School District GO	5.000%	8/15/28	1,475	1,777
	Lone Star College System College & University Revenue	5.000%	2/15/36	1,025	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lone Star College System College & University Revenue	5.000%	2/15/43	565	567
	Lone Star College System GO	5.000%	2/15/24	450	516
	Longview Independent School District GO	4.000%	2/15/30	4,480	5,210
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,396
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,215	2,246
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,302
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/37	1,335	1,408
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	100	104
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,124
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	581
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/41	1,275	1,291
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,544
	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,369
	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,760
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	475
	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,556
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,260
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,250
	New Braunfels TX Utility System Electric Power & Light Revenue	3.000%	7/1/45	1,000	1,071
	New Caney Independent School District GO	5.000%	2/15/38	2,500	3,057
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	621
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	147
[1]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,679
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	430
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,568
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,450
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,891
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	2,046
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,090
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,455	3,763
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	267
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,000	1,088
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,782
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,338
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,276
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,340	2,650
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	176
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	61
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,886
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,981
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	424
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	745	841
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,746
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	291
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,470
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	288
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,384
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,971
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	693
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,370	2,553
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	215	240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	7,980	9,428
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,606
[3]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	690
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,725
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,675	2,070
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	3,410	4,075
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,900
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,128
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	979
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,190	9,674
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,292
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,345	2,411
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	170	175
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	125	129
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	1,790	1,841
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	625	643
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	220	227
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	265	273
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	205	211
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	170	175
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	10,565	10,895
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	2,190	2,287
	North Texas Tollway Authority Highway Revenue, Prere.	0.000%	9/1/31	115	66
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,300	4,026
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,080	990
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,325	2,077
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	87
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	132
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	87
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	725	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	157
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,546
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	450
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	705	510
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,396
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	989
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,432
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	576
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,461
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	331
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	165
	Richardson Independent School District GO	5.000%	2/15/25	1,385	1,648
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	143
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	860	905
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	125	131
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	2,050	2,050
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	1,220	1,220
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,465	1,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	708
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	490	537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,010	2,315
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,732
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	635	762
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	1,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	372
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	150	185
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	315
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,000	1,341
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	603
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	213
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,270	6,528

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	325
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,230	1,348
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	395	433
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,810	15,136
San Antonio TX Independent School District GO	5.000%	2/15/24	640	732
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,316
San Antonio Water System Water Revenue	5.000%	5/15/26	705	782
San Antonio Water System Water Revenue	5.000%	5/15/33	585	732
San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	10,005
San Jacinto Community College District GO	4.000%	2/15/41	2,120	2,417
Socorro Independent School District GO, Prere.	5.000%	8/15/21	1,075	1,103
Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,405
Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	1,955	2,056
Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/24	50	57
Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,360
Texas General Fund Revenue TRAN	4.000%	8/26/21	25,230	25,794
Texas GO	5.000%	4/1/21	200	202
Texas GO	5.000%	10/1/21	600	620
Texas GO	5.000%	10/1/21	135	139
Texas GO	5.000%	4/1/22	1,605	1,697
Texas GO	5.000%	10/1/22	6,000	6,195
Texas GO	5.000%	10/1/22	610	660
Texas GO	5.000%	10/1/22	1,455	1,573
Texas GO	5.000%	4/1/23	1,055	1,167
Texas GO	5.000%	10/1/23	225	254
Texas GO	5.000%	4/1/24	450	519
Texas GO	5.000%	10/1/24	1,000	1,153
Texas GO	5.000%	10/1/24	2,055	2,416
Texas GO	5.000%	10/1/24	200	235
Texas GO	5.000%	4/1/25	100	115
Texas GO	5.000%	10/1/25	2,010	2,316
Texas GO	5.000%	10/1/25	755	888
Texas GO	5.000%	4/1/26	2,225	2,561
Texas GO	5.000%	10/1/26	185	217
Texas GO	5.000%	10/1/26	825	1,006
Texas GO	5.000%	10/1/27	360	422
Texas GO	5.000%	10/1/27	1,225	1,489
Texas GO	5.000%	10/1/28	2,955	3,593
Texas GO	5.000%	10/1/29	820	1,058
Texas GO	5.000%	10/1/29	930	1,128
Texas GO	4.000%	10/1/31	425	473
Texas GO	5.000%	10/1/31	510	655
Texas GO	5.000%	10/1/31	6,890	8,352
Texas GO	5.000%	10/1/32	2,060	2,634
Texas GO	5.000%	10/1/33	965	1,230
Texas GO	5.000%	10/1/34	270	343
Texas GO	5.000%	10/1/36	1,060	1,276
Texas GO	4.000%	10/1/44	3,000	3,343
Texas GO, Prere.	5.000%	4/1/22	640	676
Texas GO, Prere.	5.000%	4/1/24	140	161
Texas GO, Prere.	5.000%	4/1/24	180	207
Texas GO, Prere.	5.000%	4/1/24	1,450	1,670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas GO, Prere.	5.000%	4/1/24	230	265
Texas GO, Prere.	5.000%	4/1/24	2,290	2,638
Texas GO, Prere.	5.000%	4/1/24	200	230
Texas GO, Prere.	5.000%	4/1/24	415	478
Texas GO, Prere.	5.000%	4/1/24	120	138
Texas GO, Prere.	5.000%	10/1/24	3,680	4,324
Texas GO, Prere.	5.000%	10/1/24	24,725	29,055
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/40	215	216
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,417
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,198
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,195
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,178
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,236
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,176
Texas State University System College & University Revenue	5.000%	3/15/21	210	211
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	2,185
Texas State University System College & University Revenue	5.000%	3/15/29	150	190
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,677
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	161
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,349
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,226
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	116
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,347
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/21	2,210	2,228
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	3.000%	10/1/21	3,125	3,186
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	2,020	2,086
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	3,460	3,574
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	375	397
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,620	1,753
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,000	3,314
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	2,000	2,303
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	165	194
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	399
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	270	311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	595	726
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,710	3,304
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	885	1,115
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,243
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	2,062
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	115
Texas Water Development Board Water Revenue	5.000%	4/15/24	75	87
Texas Water Development Board Water Revenue	5.000%	4/15/25	115	138
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	1,063
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,254
Texas Water Development Board Water Revenue	5.000%	10/15/31	535	647
Texas Water Development Board Water Revenue	5.000%	10/15/32	1,050	1,380
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,000	1,219
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,045	1,289
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,790	2,064
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,415
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,847
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,135	5,077
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,570
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,232
Texas Water Development Board Water Revenue	5.000%	10/15/45	7,780	9,263
Texas Water Development Board Water Revenue	5.000%	10/15/46	3,500	4,290
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,261
Texas Water Development Board Water Revenue	5.000%	4/15/49	7,985	10,243
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	23,044
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	25	32
University of Houston College & University Revenue	5.000%	2/15/26	100	123
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,868
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,650
University of Texas System College & University Revenue	5.000%	8/15/21	155	159
University of Texas System College & University Revenue	5.000%	8/15/21	1,210	1,242
University of Texas System College & University Revenue	5.000%	8/15/23	465	523
University of Texas System College & University Revenue	5.000%	8/15/23	130	146
University of Texas System College & University Revenue	5.375%	8/15/23	605	686
University of Texas System College & University Revenue	5.000%	8/15/24	240	281
University of Texas System College & University Revenue	5.000%	8/15/24	2,310	2,704
University of Texas System College & University Revenue	5.000%	8/15/25	810	985
University of Texas System College & University Revenue	5.000%	8/15/25	6,375	7,750
University of Texas System College & University Revenue	5.000%	8/15/25	595	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	4,128
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	4,084
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,879
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,053
	University of Texas System College & University Revenue	5.000%	8/15/29	2,660	3,600
	University of Texas System College & University Revenue	5.000%	8/15/30	20,575	28,452
	University of Texas System College & University Revenue	5.000%	8/15/31	8,620	12,163
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,124
	University of Texas System College & University Revenue	5.000%	8/15/44	700	800
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	2,006
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,683
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,137
[3]	West Travis County Public Utility Agency Water Revenue, Prere.	5.000%	8/15/21	795	816
	Ysleta Independent School District GO	5.000%	8/15/47	6,000	7,222
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,066
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	5,000	6,068
					1,102,516
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	9,320	9,499
	Jordan School District GO	4.000%	6/15/29	2,450	2,789
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	184
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,089
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,250	1,517
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,211
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,211
	University of Utah College & University Revenue	5.000%	8/1/32	40	44
	University of Utah College & University Revenue	4.000%	8/1/33	425	503
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	106
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	633
	Utah GO	5.000%	7/1/26	9,025	11,321
	Utah GO, Prere.	5.000%	7/1/21	250	255
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,046
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	120	138
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	275	332
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	315	377
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	460	549
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	202
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	50	59
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,100	4,650
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,308
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	217
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,245	2,707
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,329
				49,676
Vermont (0.0%)
University of Vermont and State Agricultural College College & University Revenue	5.000%	10/1/38	170	182
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	154
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	215
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	214
				765
Virginia (1.1%)
Arlington County VA GO	5.000%	8/1/22	140	150
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	500	573
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,504
Commonwealth of Virginia GO	5.000%	6/1/27	180	217
Fairfax County VA GO	5.000%	4/1/21	380	383
Fairfax County VA GO	5.000%	4/1/23	125	138
Fairfax County VA GO	5.000%	10/1/23	1,080	1,220
Fairfax County VA GO	4.000%	10/1/27	2,485	2,955
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	584
Fairfax VA GO, Prere.	4.000%	1/15/22	120	124
Hampton Roads Sanitation District Sewer Revenue , Prere.	5.000%	8/1/26	125	157
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,310
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,692
Richmond VA GO	3.375%	3/1/41	1,450	1,651
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,606
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	172
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	171
University of Virginia College & University Revenue	5.000%	8/1/21	350	359
University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,150
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	6,623
University of Virginia College & University Revenue, ETM	5.000%	8/1/21	850	871
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	400	445
Virginia Beach VA GO	3.000%	7/15/33	4,780	5,462
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,098
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,743
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,862
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,929
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,998
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,997
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,671
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,366
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,710
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	326
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,324
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,295
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	278
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,010	1,216
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	600	770
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	240	311
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,730	2,231
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	780
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	3,001
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	250	297
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	296
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	397
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,478
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	4.500%	5/15/21	335	339
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	50	51
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	100	101
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,420	1,780
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,055	1,311
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	462
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	3,950	4,635
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,602
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	115	130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	150	182
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,130	2,753
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	478
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	97
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	720	874
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	310	375
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	525	634
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	6,062
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	875	938
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	2,055
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,897
				134,162
Washington (2.6%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,580	5,591
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,709
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	70	84
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	1,485	1,790
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	5,935	7,141
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/35	1,240	1,487
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	395	473
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/45	1,410	1,672
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/50	8,310	9,815
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	1,525	1,556
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	400	408
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,046
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	200	242
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	4,280	4,365
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	260	299
Energy Northwest Nuclear Revenue	5.000%	7/1/21	1,165	1,188
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,365	1,458
Energy Northwest Nuclear Revenue	5.000%	7/1/24	75	87
Energy Northwest Nuclear Revenue	5.000%	7/1/25	750	906
Energy Northwest Nuclear Revenue	5.000%	7/1/25	65	79
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,250	1,562
Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,465	4,319
Energy Northwest Nuclear Revenue	5.000%	7/1/28	645	800
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,770	2,268
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,670	4,798
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	340
Energy Northwest Nuclear Revenue	5.000%	7/1/34	35	45
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,085	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	475	552
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,244
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	75	87
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,743
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	620	798
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,187
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,105	2,706
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,280	1,543
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	210	243
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/23	50	56
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	2,760	3,548
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	3,034
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	30	37
	King County WA GO	4.000%	7/1/30	5,740	6,918
	King County WA Sewer Revenue	4.000%	7/1/33	415	479
	King County WA Sewer Revenue	5.000%	7/1/47	105	121
[3]	King County WA Sewer Revenue Sewer Revenue	5.000%	1/1/47	11,900	13,552
	King County WA Sewer Revenue, Prere.	5.000%	1/1/22	665	695
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	3,525	3,938
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,429
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	1,000	1,224
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	58
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	650	770
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,667
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,450
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/40	700	701
	Port of Tacoma WA GO	5.000%	12/1/27	2,020	2,547
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	916
	Seattle WA GO	4.000%	10/1/27	1,230	1,325
	Seattle WA GO	4.000%	12/1/27	1,430	1,549
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,569
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	573
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	270	270
	Spokane WA GO	4.000%	12/1/31	1,475	1,786
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,827
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,732
	University of Washington College & University Revenue	3.125%	7/1/42	1,000	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,221
University of Washington College & University Revenue PUT	5.000%	11/1/21	5,000	5,180
Washington GO	5.000%	7/1/21	325	332
Washington GO	5.000%	7/1/21	300	306
Washington GO	5.000%	8/1/21	800	820
Washington GO	5.000%	7/1/22	220	224
Washington GO	5.000%	7/1/22	100	107
Washington GO	5.000%	7/1/23	585	653
Washington GO	5.000%	7/1/23	1,505	1,608
Washington GO	5.000%	7/1/23	1,510	1,686
Washington GO	5.000%	7/1/23	285	318
Washington GO	5.000%	8/1/23	465	521
Washington GO	5.000%	7/1/24	135	144
Washington GO	5.000%	7/1/24	695	808
Washington GO	5.000%	7/1/24	525	611
Washington GO	5.000%	7/1/24	125	145
Washington GO	4.000%	7/1/25	1,455	1,533
Washington GO	5.000%	7/1/25	420	449
Washington GO	5.000%	7/1/25	250	279
Washington GO	5.000%	7/1/25	565	604
Washington GO	5.000%	7/1/25	260	309
Washington GO	5.000%	7/1/25	320	387
Washington GO	5.000%	8/1/25	200	243
Washington GO	4.000%	7/1/26	2,710	3,050
Washington GO	5.000%	7/1/26	330	405
Washington GO	5.000%	7/1/26	6,515	8,157
Washington GO	4.000%	7/1/27	4,170	4,389
Washington GO	4.000%	7/1/27	3,840	4,045
Washington GO	5.000%	7/1/27	3,375	3,987
Washington GO	5.000%	8/1/27	6,500	8,402
Washington GO	4.000%	7/1/28	5,990	6,300
Washington GO	4.000%	7/1/28	10	11
Washington GO	5.000%	7/1/28	225	266
Washington GO	5.000%	7/1/28	125	148
Washington GO	5.000%	7/1/28	780	951
Washington GO	5.000%	7/1/28	5,230	6,176
Washington GO	3.000%	7/1/29	275	284
Washington GO	5.000%	7/1/29	295	348
Washington GO	5.000%	7/1/29	25	30
Washington GO	5.000%	7/1/30	11,070	13,064
Washington GO	5.000%	7/1/30	15	18
Washington GO	5.000%	8/1/30	75	84
Washington GO	5.000%	8/1/30	2,240	2,776
Washington GO	5.000%	2/1/31	1,750	1,991
Washington GO	5.000%	7/1/31	2,345	2,766
Washington GO	5.000%	7/1/31	2,000	2,359
Washington GO	5.000%	8/1/31	975	1,087
Washington GO	5.000%	8/1/31	490	606
Washington GO	5.000%	7/1/32	2,925	3,447
Washington GO	5.000%	7/1/32	305	369
Washington GO	5.000%	8/1/32	2,015	2,426
Washington GO	5.000%	7/1/33	320	375
Washington GO	5.000%	7/1/33	1,680	2,031
Washington GO	5.000%	8/1/33	620	690
Washington GO	5.000%	8/1/33	435	521
Washington GO	5.000%	8/1/34	215	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/34	10	12
	Washington GO	5.000%	8/1/34	115	138
	Washington GO	5.000%	8/1/35	1,430	1,463
	Washington GO	5.000%	8/1/35	500	634
	Washington GO	5.000%	8/1/36	1,350	1,609
	Washington GO	5.000%	8/1/37	3,575	4,255
	Washington GO	5.000%	8/1/37	485	594
	Washington GO	5.000%	2/1/38	1,025	1,155
[7]	Washington GO	5.000%	6/1/38	1,000	1,330
	Washington GO	5.000%	8/1/38	455	504
	Washington GO	5.000%	8/1/39	14,350	16,420
	Washington GO	5.000%	8/1/39	3,070	3,643
	Washington GO	5.000%	8/1/39	550	671
	Washington GO	5.000%	8/1/40	675	800
	Washington GO	5.000%	8/1/40	3,080	3,650
	Washington GO	5.000%	6/1/41	3,385	3,438
[7]	Washington GO	5.000%	6/1/41	1,000	1,318
	Washington GO	5.000%	8/1/43	1,000	1,271
	Washington GO, Prere.	5.250%	2/1/21	700	700
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/21	2,130	2,190
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,861
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	640	688
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,887
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	880	946
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	112
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,500	2,964
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,425	1,690
	Washington State University College & University Revenue	5.000%	4/1/40	165	189
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	425
					304,711
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,435
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	2,825	2,918
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,081
					5,434
Wisconsin (0.7%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	900
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,081
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,365	9,965
	West De Pere School District GO	3.000%	4/1/32	2,885	3,231
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	195	242
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	1,090
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	877
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	10,500	2,443
[3]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	56
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	140	150
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,925	3,747
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	500	578
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,900	2,192
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	1,025	1,181
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	834
	Wisconsin GO	5.000%	5/1/21	160	162
	Wisconsin GO	5.000%	11/1/21	100	104
	Wisconsin GO	5.000%	11/1/22	250	259
	Wisconsin GO	5.000%	11/1/22	320	347
	Wisconsin GO	5.000%	11/1/22	25	27
	Wisconsin GO	5.000%	11/1/23	575	625
	Wisconsin GO	5.000%	11/1/23	205	232
	Wisconsin GO	5.000%	5/1/24	2,685	2,982
	Wisconsin GO	5.000%	5/1/24	120	133
	Wisconsin GO	5.000%	5/1/24	150	159
[7]	Wisconsin GO	5.000%	5/1/24	1,000	1,156
	Wisconsin GO	5.000%	11/1/24	2,000	2,359
	Wisconsin GO	5.000%	11/1/24	400	472
	Wisconsin GO	5.000%	5/1/25	8,585	10,163
	Wisconsin GO	5.000%	11/1/25	140	169
	Wisconsin GO	5.000%	5/1/26	75	89
	Wisconsin GO	5.000%	11/1/26	105	133
	Wisconsin GO	5.000%	5/1/27	2,945	3,463
	Wisconsin GO	5.000%	5/1/28	4,250	4,979
	Wisconsin GO	5.000%	11/1/28	2,000	2,474
	Wisconsin GO	5.000%	11/1/28	180	231
	Wisconsin GO	5.000%	11/1/28	1,060	1,361
	Wisconsin GO	5.000%	5/1/29	1,000	1,103
	Wisconsin GO	5.000%	11/1/29	1,345	1,663
	Wisconsin GO	5.000%	11/1/31	1,130	1,432
	Wisconsin GO	5.000%	11/1/32	3,750	4,732
	Wisconsin GO	5.000%	5/1/33	1,750	1,995
	Wisconsin GO	5.000%	5/1/34	3,475	4,115
	Wisconsin GO	5.000%	5/1/38	3,865	4,554
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,782
	Wisconsin GO, Prere.	5.000%	5/1/22	90	96
	Wisconsin GO, Prere.	5.000%	5/1/23	520	576
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	740
					84,057
Total Tax-Exempt Municipal Bonds (Cost $10,920,787)					11,453,149
				Shares
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[10]	Vanguard Municipal Cash Management Fund (Cost $448,525)	0.034%		4,484,428	448,533
Total Investments (100.1%) (Cost $11,369,312)					11,901,682
Other Assets and Liabilities—Net (-0.1%)					(8,422)
Net Assets (100%)					11,893,260
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	11,453,149	—	11,453,149
Temporary Cash Investments	448,533	—	—	448,533
Total	448,533	11,453,149	—	11,901,682